THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

HOME OFFICE LOCATION:               ADMINISTRATIVE OFFICE
1300 SOUTH CLINTON STREET           PERSONAL SERVICE CENTER MVLI
P.O. BOX 1110                       350 CHURCH STREET
FORT WAYNE, INDIANA 46802           HARTFORD, CT 06103-1106
(800) 454-6265                      (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------


    This Prospectus describes LVULDB, a flexible premium variable universal life insurance contract (the "Policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", "Company", "we", "us", "our").


    The Policy features flexible premium payments; a choice of one of two death benefit options; and a choice of underlying investment options.

    It may not be advantageous to replace existing insurance or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.


    You may allocate net premiums to the subaccounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each subaccount invests in one of the Funds listed below:


AIM VARIABLE INSURANCE FUNDS
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

AMERICAN FUNDS INSURANCE SERIES
  (ALSO KNOWN AS AMERICAN VARIABLE INSURANCE SERIES)
Global Small Capitalization Fund -- Class 2
Growth Fund -- Class 2
Growth-Income Fund -- Class 2

BARON CAPITAL FUNDS TRUST
Baron Capital Asset Fund -- Insurance Shares

DELAWARE GROUP PREMIUM FUND
Devon Series -- Standard Class
Emerging Markets Series -- Standard Class
High Yield Series -- Standard Class
  (formerly Delchester Series)
REIT Series -- Standard Class
Small Cap Value Series -- Standard Class
Trend Series -- Standard Class

DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST
  (FORMERLY BT INSURANCE FUNDS TRUST)
EAFE-Registered Trademark- Equity Index Fund
Equity 500 Index Fund
Small Cap Index Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Growth Portfolio -- Service Class
High Income Portfolio -- Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Contrafund Portfolio -- Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
Growth Opportunities Portfolio -- Service Class


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Growth Securities Fund -- Class 2
  (formerly Templeton Stock Fund)
Templeton International Securities Fund -- Class 2
  (formerly Templeton International Fund)


JANUS ASPEN SERIES
Janus Aspen Series Balanced Portfolio --
  Institutional Shares
Janus Aspen Series Global Technology Portfolio --
  Service Shares
Janus Aspen Series Worldwide Growth Portfolio --
  Institutional Shares

LINCOLN NATIONAL (LN)
LN Bond Fund, Inc.
LN Capital Appreciation Fund, Inc.
LN Equity-Income Fund, Inc.
LN Global Asset Allocation Fund, Inc.
LN Money Market Fund, Inc.
LN Social Awareness Fund, Inc.

MFS-Registered Trademark- VARIABLE INSURANCE TRUST
MFS Emerging Growth Series
MFS Total Return Series
MFS Utilities Series

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
AMT Mid-Cap Growth Portfolio
AMT Partners Portfolio

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE ITS OFFER AND SALE ARE LAWFUL.
                         PROSPECTUS DATED: MAY 1, 2000

                               TABLE OF CONTENTS

CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Level or Varying Death Benefit......       3
  Amount of Premium Payments..........       4
  Selection of Funding Vehicles.......       4
  No Lapse Provision..................       5
  Charges and Fees....................       5
  Fund Expenses.......................       6
  Changes in Specified Amount.........      10
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................      10
BUYING VARIABLE LIFE INSURANCE........      11
  Replacements........................      12
APPLICATION...........................      12
OWNERSHIP.............................      13
BENEFICIARY...........................      13
THE POLICY............................      14
  Policy Specifications...............      14
PREMIUM FEATURES......................      14
  Planned Premiums Additional
   Premiums...........................      14
  Limits on Right to Make Payments of
   Additional and Planned Premiums....      15
  Premium Load; Net Premium Payment...      15
RIGHT-TO-EXAMINE PERIOD...............      15
TRANSFERS AND ALLOCATION AMONG
ACCOUNTS..............................      15
  Allocation of Net Premium
   Payments...........................      15
  Transfers...........................      15
  Optional Sub-Account Allocation
   Programs...........................      16
    Dollar Cost Averaging.............      16
    Automatic Rebalancing.............      17
POLICY VALUES.........................      17
  Accumulation Value..................      17
  Separate Account Value..............      17
    Variable Accumulation Unit
     Value............................      18
    Variable Accumulation Units.......      18
  Fixed Account and Loan Account
   Value..............................      18
  Net Accumulation Value..............      18
FUNDS.................................      19
  Substitution of Securities..........      24
  Voting Rights.......................      24
  Fund Participation Agreements.......      24
CHARGES AND FEES......................      24
  Deduction from Premium Payments.....      24
  Deductions Made Monthly.............      25
    Administrative Expenses...........      25
    Cost of Insurance Charge..........      25
  Mortality and Expense Risk Charge...      26
  Surrender Charges...................      26
  Reduction of Charges -- Purchases on
   a Case Basis; Exchanges............      27
  Transaction Fee for Excess
   Transfers..........................      27
DEATH BENEFITS........................      27
  Death Benefit Options...............      27
  Changes in Death Benefit Options and
   Specified Amount...................      28

CONTENTS                                  PAGE
--------                                  ----
  Federal Income Tax Definition of
   Life Insurance.....................      29
NOTICE OF DEATH OF INSURED............      29
PAYMENT OF DEATH BENEFIT PROCEEDS.....      29
  Settlement Options..................      29
POLICY LIQUIDITY......................      30
  Policy Loans........................      30
  Partial Surrender...................      31
  Surrender of the Policy.............      31
  Surrender Value.....................      31
  Deferral of Payment and Transfers...      31
ASSIGNMENT; CHANGE OF OWNERSHIP.......      32
LAPSE AND REINSTATEMENT...............      32
  Lapse of a Policy...................      32
  No Lapse Provision..................      32
  Reinstatement of a Lapsed Policy....      33
COMMUNICATIONS WITH LINCOLN LIFE......      33
  Proper Written Form.................      33
  Telephone Transaction Privileges....      33
OTHER POLICY PROVISIONS...............      33
  Issuance............................      33
  Date of Coverage....................      34
  Incontestability....................      34
  Misstatement of Age or Gender.......      34
  Suicide.............................      34
  Nonparticipating Policies...........      34
  Riders..............................      34
TAX ISSUES............................      34
  Taxation of Life Insurance Contracts
   in General.........................      35
  Policies Which Are MECs.............      36
  Policies Which Are Not MECs.........      37
  Other Considerations................      37
  Tax Status of Lincoln Life..........      38
FAIR VALUE OF THE POLICY..............      38
DIRECTORS AND OFFICERS OF LINCOLN
 LIFE.................................      39
DISTRIBUTION OF POLICIES..............      40
CHANGES OF INVESTMENT POLICY..........      41
OTHER CONTRACTS ISSUED BY LINCOLN
 LIFE.................................      41
STATE REGULATION......................      41
REPORTS TO OWNERS.....................      41
ADVERTISING...........................      42
LEGAL PROCEEDINGS.....................      42
EXPERTS...............................      42
REGISTRATION STATEMENT................      43
APPENDIX 1: MONTHLY CHARGE............      44
APPENDIX 2: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      45
APPENDIX 3: ILLUSTRATION OF SURRENDER
 CHARGES..............................      46
APPENDIX 4: CORRIDOR PERCENTAGES......      48
APPENDIX 5: ILLUSTRATION OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      49
FINANCIAL STATEMENTS
  SEPARATE ACCOUNT....................     M-1
  LINCOLN LIFE........................     S-1

HIGHLIGHTS

                    This section is an overview of key Policy features. (Regulations in your state may vary the provisions of your own Policy.) Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.

                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. Lincoln Life reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have four important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.
                    4) whether to elect the No Lapse Provision.

                    LEVEL OR VARYING DEATH BENEFIT

                    The Death Benefit is the amount Lincoln pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. We calculate the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:

                    1) a level death benefit; or
                    2) a varying death benefit.

                    If you choose the level Death Benefit Option, the Death Benefit will be the greater of:

                    1) the "Specified Amount", which is the amount of the death benefit in effect for the Policy when the Insured died, less any indebtedness and partial surrenders (The Specified Amount may be found on the Policy's Specification Page); or

                    2) the "Corridor Death Benefit", which is the death benefit calculated as a percentage of the Accumulation Value.

                    If you choose the varying Death Benefit Option, the Death Benefit will be the greater of:

                    1) the Specified Amount plus the Net Accumulation Value, less any loan interest accrued, but not yet charged, when the Insured died; or
                    2) the Corridor Death Benefit.

                    (The "Net Accumulation Value" is the total of the balances in the Fixed Account and the Separate Account. It does not include any outstanding Loan Account amounts).


                    See page 27.


                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Death Benefit will be reduced by the Loan Account balance, by any loan interest accrued, but not yet charged, and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 15.



                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the cost of insurance (see page 25) increase as the Insured gets older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. The Policy will not lapse if, on each Monthly Anniversary while the No Lapse Provision is in effect, the Owner has met the No Lapse Premium Requirement. See page 32.



                    When you first receive your Policy you will have 10 days to look it over, unless state law requires a greater time. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. During this period, your Initial Premium Payment will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 15.


                    SELECTION OF FUNDING VEHICLES


                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the contract. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the funds you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should review each fund's Prospectus before making your decision.

                    You must choose the Sub-Accounts in which you want to place each Net Premium Payment. The Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 19.

                    You may also use our Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of our General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at our discretion. For additional information on the Fixed Account. See page 11.


                    NO LAPSE PROVISION


                    If elected on the application, this policy contains a ten-year "No Lapse Provision". This means that the Policy will not lapse during its first ten years regardless of the gains or losses of the Funds you select as long as you pay the specified No Lapse Premium. Therefore, the Initial Death Benefit under your Policy will be guaranteed for ten years even though your Net Accumulation Value is insufficient to pay your current Monthly Deductions. Loans or Partial Surrenders may jeopardize the No Lapse Provision. See page 32. Availability of the No Lapse Provision may vary in some states.


                    CHARGES AND FEES (Fees Charged by the Company)

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur.

                    DEDUCTION FROM PREMIUM PAYMENTS. We deduct a premium charge of 5% from each Premium Payment.

                    MONTHLY DEDUCTION. There is a Monthly Deduction which includes administrative expenses, a cost of insurance charge and charges for riders that are placed on your policy.

                        ADMINISTRATIVE EXPENSES. We deduct a flat dollar Monthly Deduction of $10 for administrative expenses.


                        In addition, for the first two Policy Years, we deduct a monthly charge per $1,000 of Specified Amount. This monthly charge will vary with the insured's age as described on page 25 and as shown in Appendix 1. This monthly charge also applies, for 24 months, to any increase in Specified Amount.


                        The maximum for this additional monthly charge would be $0.4242 per $1,000 of Specified Amount. This would apply only if the insured's age as of the birth date nearest the Policy's issue date (or increase in specified amount) is 81 or older.

                        COST OF INSURANCE CHARGE. A monthly deduction is made for the Cost of Insurance charge. This charge varies by policy duration and insured's age, gender and premium class. The maximum monthly deductions are listed in Appendix 2.

                    Mortality and Expense Risk Charge. We make daily charges against the Separate Account for mortality and expense risk. This charge is guaranteed at an annual rate of 0.90% for Policy Years 1-19 and 0.20% for Policy Years 20 and beyond.

                    Transfer Charge. Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.


                    SURRENDER CHARGES. FULL SURRENDER. If you totally surrender your Policy within the first 15 Policy Years, the Surrender Charge is the amount retained by us. Calculation of the Surrender Charge is described in Appendix 3. This charge is based on age, gender and policy duration. The maximum Surrender Charge will never exceed $46.82 per $1,000 of Specified Amount. PARTIAL SURRENDER. Each time you request a partial surrender of your Policy, we charge you $25, but not more than 2% of the amount withdrawn. See page 26.



                    Loans. You may borrow within described limits against the Policy. If you borrow against your Policy, interest will be charged on the Loan Account Value at an annual interest rate of 8%. As a benefit to you Lincoln Life will credit interest of 7% per year on the Loan Account Value. See page 30.



                    REDUCTION OF CHARGES. Charges and fees may be reduced in some circumstances. See page 24. See page 27.


                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                            PORTFOLIO EXPENSE TABLE


                                                                                               TOTAL
                                                                                               ANNUAL                  TOTAL FUND
                                                                                                FUND                   OPERATING
                                                                                             OPERATING                  EXPENSES
                                                                                              EXPENSES      TOTAL         WITH
                                                                                              WITHOUT      WAIVERS      WAIVERS
                                                         MANAGEMENT     12(B)1     OTHER     WAIVERS OR      AND          AND
                                       FUND                FEES(1)       FEE      EXPENSES   REDUCTIONS   REDUCTIONS   REDUCTIONS
                            ---------------------------  -----------   --------   --------   ----------   ----------   ----------
                            AIM V.I. Growth Fund.......     0.63%         N/A%      0.10%       0.73%         N/A         0.73%
                            AIM V.I. International
                              Equity Fund..............     0.75%         N/A       0.22%       0.97%         N/A         0.97%
                            AIM V.I. Value Fund........     0.61%         N/A       0.15%       0.76%         N/A         0.76%
                            AFIS Global Small
                              Capitalization Fund-
                              Class 2..................     0.78%        0.25%      0.03%       1.06%         N/A         1.06%
                            AFIS Growth Fund
                              Class 2..................     0.38%        0.25%      0.01%       0.64%         N/A         0.64%
                            AFIS Growth Income Fund
                              Class 2..................     0.34%        0.25%      0.01%       0.60%         N/A         0.60%
                            Baron Capital Asset
                              Fund-Insurance
                              Shares(2)................     1.00%        0.25%      0.63%       1.88%       (0.38)%       1.50%
                            Delaware Devon Series
                              Standard Class (3a)......     0.65%         N/A       0.10%       0.75%         N/A         0.75%
                            Delaware Emerging Markets
                              Series-Standard
                              Class (3b)...............     1.19%         N/A       0.28%       1.53%       (0.06)%       1.47%
                            Delaware High Yield Series
                              (formerly Delchester)
                              Standard Class (3c)......     0.65%         N/A       0.07%       0.72%         N/A         0.72%
                            Delaware REIT Series
                              Standard Class (3d)......     0.75%         N/A       0.21%       0.96%       (0.11)%       0.85%
                            Delaware Small Cap Value
                              Series Standard
                              Class (3e)...............     0.75%         N/A       0.10%       0.85%         N/A         0.85%
                            Delaware Trend Series
                              Standard Class (3f)......     0.75%         N/A       0.07%       0.82%         N/A         0.82%
                            Deutsche VIT EAFE Index
                              Fund(4)..................     0.45%         N/A       0.70%       1.15%       (0.50)%       0.65%
                            Deutsche VIT Equity 500
                              Index Fund(4)............     0.20%         N/A       0.23%       0.43%       (0.13)%       0.30%
                            Deutsche VIT Small Cap
                              Index Fund(4)............     0.35%         N/A       0.83%       1.18%       (0.73)%       0.45%
                            Fidelity VIP Growth
                              Portfolio Service
                              Class (5)................     0.58%        0.10%      0.09%       0.77%         N/A         0.77%
                            Fidelity VIP High Income
                              Portfolio Service
                              Class (5)................     0.58%        0.10%      0.11%       0.79%         N/A         0.79%
                            Fidelity VIP II ContraFund
                              Portfolio-Service
                              Class (5)................     0.58%        0.10%      0.10%       0.78%         N/A         0.78%
                            Fidelity VIP III Growth
                              Opportunities Portfolio
                              Service Class (5)........     0.58%        0.10%      0.11%       0.79%         N/A         0.79%
                            Janus Aspen Series Balanced
                              Portfolio (Institutional
                              Shares)(6)...............     0.65%         N/A       0.02%       0.67%         N/A         0.67%
                            Janus Aspen Series Global
                              Technology Portfolio
                              (Service Shares)(6)......     0.65%        0.25%      0.13%       1.03%         N/A         1.03%
                            Janus Aspen Series
                              Worldwide Growth
                              Portfolio(6).............     0.65%         N/A       0.05%       0.70%         N/A         0.70%
                            LN Bond Fund...............     0.45%         N/A       0.08%       0.53%         N/A         0.53%
                            LN Capital Appreciation
                              Fund.....................     0.72%         N/A       0.06%       0.78%         N/A         0.78%
                            LN Equity-Income Fund......     0.72%         N/A       0.07%       0.79%         N/A         0.79%
                            LN Global Asset Allocation
                              Fund.....................     0.72%         N/A       0.19%       0.91%         N/A         0.91%
                            LN Money Market Fund.......     0.48%         N/A       0.11%       0.59%         N/A         0.59%
                            LN Social Awareness Fund...     0.33%         N/A       0.05%       0.38%         N/A         0.38%
                            MFS Emerging Growth
                              Fund(7)..................     0.75%         N/A       0.09%(1)    0.84%         N/A         0.84%
                            MFS Total Return
                              Series(7)................     0.75%         N/A       0.15%(1)    0.90%         N/A         0.90%
                            MFS Utilities
                              Series (7)...............     0.75%         N/A       0.16%(1)    0.91%         N/A         0.91%
                            Neuberger Berman AMT
                              Mid-Cap Growth
                              Portfolio(8).............     0.85%         N/A       0.23%       1.08%       (0.08)%       1.00%
                            Neuberger Berman AMT
                              Partners Portfolio(8)....     0.80%         N/A       0.07%       0.87%         N/A         0.87%
                            Templeton Growth Securities
                              Fund Class 2(9a,b,c).....     0.83%        0.25%      0.05%       1.13%         N/A         1.13%
                            Templeton International
                              Securities Fund
                              Class 2(9b,d)............     0.69%        0.25%      0.19%       1.13%         N/A         1.13%


                     ---------------------------------------------------


                     (1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.


                     (2) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999 would have been 1.88%.

                     (3)(a) The investment advisor for the Devon Series is
                            Delaware Management Company ("DMC"). Effective
                            May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse each Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                            0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.

                       (b) The investment advisor for the Emerging Markets
                           Series is Delaware International Advisers Ltd. ("DIAL"). Effective May 1, 2000 through October 31, 2000, DIAL has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Without such an arrangement, the total annual operating expenses for the Series would have been 1.53%. Under its Management Agreement, the
                           Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million; all per year.

                       (c) The investment advisor for the High Yield Series is
                           Delaware Management Company ("DMC"). Effective
                           May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                           0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million; all per year.

                       (d) The investment advisor for the REIT Series is
                           Delaware Management Company ("DMC"). Effective
                           May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, the total annual operating expenses for the Series would have been 0.96%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                           0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

                       (e) The investment advisor for the Small Cap Value
                           Series is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                           0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

                       (f) The investment advisor for the Trend Series is
                           Delaware Management Company ("DMC"). Effective
                           May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
                           0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million; all per year.

                     (4) Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the "Advisor", the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.45% of average daily net assets. Under the Advisory Agreement the "Advisor", the EAFE Equity Index Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the fund. These fees are accrued daily and paid

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
                           monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the fund for certain expenses so that the fund's total operating expenses will not exceed 0.65% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/99 total expenses would have been 0.43% for the Equity 500 Index Fund, 1.18% for the Small Cap Index Fund and 1.15% for the EAFE Equity Index Fund.

                     (5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement would have been: Growth 0.75% (service); Contrafund 0.75% (service); Growth Opportunities 0.78% (service).


                     (6) Expenses (except for Global Technology Portfolio) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Worldwide Growth and Balanced Portfolios. Expenses for Global Technology Portfolio are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of expense offset arrangements.



                     (7) Each series has an expense offset arrangement which reduces the series' custodian fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangement and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had the fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:


                           0.83% for Emerging Growth Series
                              0.89% for Total Return Series
                              0.90% for Utilities Series

                     (8) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through May 1, 2001 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. Absent such reimbursement, Total Annual Expenses for the portfolio for the year ended December 31, 1999 would have been 1.08%.

                     (9)(a) The fund administration fee is paid indirectly
                            through the management fee.


                       (b) The fund's class 2 distribution plan or "rule 12b-1
                           plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.



                       (c) On 2/8/00, a merger and reorganization was approved
                           that combined the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/01/00 would be estimated as: Management Fees 0.80%, Distribution and Service Fees 0.25%, Other Expenses 0.05%, and Total Fund Operating Expenses 1.10%



                       (d) On 2/8/00, shareholders approved a merger and
                           reorganization that combined the fund with the Templeton International Equity Fund. The shareholders of that fund approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Distribution and Service Fees 0.25%, Other Expenses 0.20%, and Total Fund Operating Expenses 1.10%.

                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount you choose is the initial Death Benefit.


                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 28.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT

                    Lincoln Life, an Indiana life insurance company incorporated in 1905, is among the nation's largest writers of annuities, individual life insurance and life reinsurance. Wholly-owned by Lincoln National Corporation ("LNC"), a publicly held Indiana insurance holding company incorporated in 1968, it is licensed in all states (except New York), the District of Columbia, Guam, and the Commonwealth of the Northern Mariana Islands. Its principal office is at 1300 South Clinton Street, Fort Wayne, IN 46802. Lincoln Life, LNC and their affiliates comprise the "Lincoln Financial Group" which provides a variety of wealth accumulation and protection products and services.

                    Lincoln Life Flexible Premium Variable Life Account M ("Account M") is a "separate account" of the company established on December 2, 1997. Under Indiana law, the assets of Account M attributable to the Policies, though our property, are not chargeable with liabilities of any other business of Lincoln Life and are available first to satisfy our obligations under the Policies. Account M income, gains, and losses are credited to or charged against Account M without regard to our other income, gains, or losses. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have numerous other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day, (any day on which the New York Stock Exchange is open and trading is unrestricted) Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve are described in "Funds." More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds. There can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and to compliance with regulatory requirements if, in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant or in the event

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
                    a particular Fund is no longer available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of Lincoln Life's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-aversive or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision, while in effect, may help to assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see page 32), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age. (See "Death Benefits.") The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 5) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS

                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy, an applicant should consider a number of matters. Will any commission be paid to an agent or any other person with respect to the replacement? Are coverages and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable, or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. You should consider similar matters before deciding to replace the Policy or withdraw funds from the Policy for the purchase of funding a new policy of life insurance.

APPLICATION

                    Any person who wants to buy a Policy must first complete our application form.

                    A completed application identifies and provides sufficient information about the prospective insured to permit us to begin underwriting the risks under the Policy. We

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
                    require a medical history and examination of the Insured. We may decline to provide insurance, or may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by Age and, in most states, gender of the Insured.

                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the "Initial Specified Amount") of the Death Benefit and which of two methods of computing the Death Benefit is to be used. (See "Death Benefits -- Death Benefit Options"). The applicant will also indicate both the frequency and amount of Premium Payments, (see "Premium Features"), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See "Right-to-Examine Period").

OWNERSHIP

                    The Owner is the person or persons named as "Owner" in the application, and on the Date of Issue will usually be identified as "Owner" in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select and change the Beneficiary, except as state law may restrict, and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to us.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant to receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy, unless subsequently changed. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to us.

                    Except when we have acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, or when state law restricts, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be submitted to us in a written form satisfactory to us. When we have recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice us as to any payment made or action taken by us before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to us. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in the Prospectus. The Date of Issue is the date on which we begin life insurance coverage under a Policy, assuming the initial premium has been paid. A Policy Year is each twelve month period, beginning with the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued.

                    On issuance, we will deliver a life insurance contract ("Policy") to you. Please promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on our books and records. Mere possession of the Policy does not imply ownership rights. If you lose the Policy, we will issue a replacement on request and may charge a fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a "Policy Specifications" page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium, if elected.

PREMIUM FEATURES

                    You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision, if elected. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions. If the Insured is still living upon attaining Age 100, and the Policy has not lapsed or been surrendered, there are certain changes under the Policy. We will no longer accept Premium Payments or transfer amounts to the Sub-Accounts, and will make no further monthly deductions. Policy Values held in the Separate Account will be transferred to the Fixed Account. The Policy will remain in force until surrender or the Insured's Death.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    "Planned Premiums" are the amount of premiums (as shown in the Policy Specifications) the Applicant chooses to pay on a scheduled basis. This is the amount for which we send a premium reminder notice.

                    Any subsequent Premium Payments ("Additional Premiums") must be sent directly to the Administrative Office. We credit Additional Premiums when we receive them. Premium Payments may be billed annually, semiannually, or quarterly. Pre-authorized automatic Additional Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy lapse) will be applied first to reduce Policy indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    You may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and our right to limit the amount or frequency of Additional Premiums.

                    We may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If we are unwilling to accept the risk, we will refund the increase in premium without interest and without participation of such amounts in any underlying investment.

                    We may also decline, and would return, any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    We deduct a "premium load" of 5% from each Premium Payment, for certain Policy-related state tax and federal income tax liabilities and a portion of our sales expenses. The Premium Payment, net of the premium load, is called the "Net Premium Payment."

RIGHT-TO-EXAMINE PERIOD

                    If you mail or deliver the Policy for cancellation to the Administrative Office on or before 10 days (20 to 30 days in some states) after delivery of the Policy (longer for Policies issued in replacement of other insurance), (the "Right-to-Examine Period"), we will refund to you all Premium Payments.

                    Any Premium Payments we receive before the end of the Right-to-Examine Period will be held in the Money Market Sub-Account, and will be allocated to the Sub-Accounts designated by the Owner at the end of the Right-to-Examine Period. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments within seven days, although refund of a Premium Payment made by check may be delayed until the check clears.

TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and Sub-Accounts may be set forth in the application. You may change it at any time. The amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. We may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    You may make transfers among the Sub-Account and to the Fixed Account as set forth below, until the Insured reaches Age 100. Carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.

                    Within 30 days after each anniversary of the Date of Issue, you may transfer up to 20% of the Fixed Account Value (as of that anniversary date) to one or more Sub-Accounts.

                    The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge, and any value remaining in the Fixed Account or in a Sub-Account after a transfer must be at least $100. We may impose a minimum transfer amount and a charge for each transfer request in excess of 12 requests in any Policy Year, and may further limit transfers from the Fixed Account at any time.

                    Transfers must be made in proper written form, unless you have given us written authorization to accept telephone transactions. Telephone transaction authorization and procedures are described in COMMUNICATIONS WITH LINCOLN LIFE, Telephone Transaction Privileges. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account or the Fixed Account to be less than $100 may result in those remaining Accumulation Units being canceled and their aggregate value reallocated proportionately among the other Sub-Accounts and the Fixed Account to which Policy values are then allocated.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may participate either in Dollar Cost Averaging or Automatic Rebalancing programs, currently without charge, but not in both at once.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    In Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives your request in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. We may waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form or by telephone, if adequately authenticated; or (4) if the Policy is surrendered.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until you change it. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    You may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days after our Administrative Office receives your request in proper written form or by telephone, if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require Additional Premium Payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if Additional Premium Payments may be necessary to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit values, Sub-Account values, the Fixed Account Value and the Loan Account Value.

                    ACCUMULATION VALUE

                    The portion of a Premium Payment, after deduction of 5.0% for the premium load, is the Net Premium Payment. It is the Net Premium Payment that is available for allocation to the Fixed Account or Sub-Accounts.

                    We credit Net Premium Payments to the Policy as of the end of the Valuation Period in which it is received at the Administrative Office. The Valuation Period is the time between Valuation Days, and a Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Accumulation Units are valued on every Valuation Day.

                    The "Accumulation Value" of a Policy is determined by:
                    (1) multiplying the total number of Variable Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value;
                    (2) if a combination of Sub-Accounts is elected, totaling the resulting values; and (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.

                    SEPARATE ACCOUNT VALUE

                    The Separate Account Value is the portion of the Accumulation Value attributable to the Separate Account.

                    VARIABLE ACCUMULATION UNIT VALUE

                    All or a part of a Net Premium Payment allocated to a Sub-Account is converted into Variable Accumulation Units by dividing the amount allocated by the value of the Variable Accumulation Unit for the Sub-Account next calculated after it is received at the Administrative Office. The Variable Accumulation Unit Value for each Sub-Account was initially established at $10.00. It may increase or decrease from one Valuation Period to the next. Allocations to Sub-Accounts are made only as of the end of a Valuation Day.

                    VARIABLE ACCUMULATION UNITS

                    The "Variable Accumulation Unit" is a unit of measure used in the calculation of the value of each Sub-Account. The Variable Accumulation Unit value for a Sub-Account for a Valuation Period is determined as follows:
                       1. The total value of Fund shares held in the Sub-Account
                          is calculated by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus
                       2. The liabilities of the Sub-Account at the end of the
                          Valuation Period; such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that Lincoln Life determines result from the operations of the Separate Account; and
                       3. The result of (1) minus (2) is divided by the number
                          of Variable Accumulation Units outstanding at the beginning of the Valuation Period.

                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value on the date of such deduction equal to the total amount by which the Sub-Account Value is reduced.

                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. Such value may vary from Valuation Period to Valuation Period to reflect the investment experience of the Fund used in a particular Sub-Account and fees and charges under the Policy.

                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to our general account through payment of premiums, through transfers from the Separate Account or loans and interest charged. We guarantee the Fixed Account Value.

                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

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
FUNDS


                    Each of the Sub-Accounts of the Separate Acount is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables we cannot guarantee that there will be any correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.



                    The portfolios, their investment advisers and distributors, and the Funds within each that are available under the Policies are:


                    AIM VARIABLE INSURANCE FUNDS, managed by A I M
                    Advisors, Inc., and distributed by A I M Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173

                        AIM V.I. Growth Fund
                        AIM V.I. International Equity Fund
                        AIM V.I. Value Fund

                    AMERICAN FUNDS INSURANCE SERIES (ALSO KNOWN AS AMERICAN VARIABLE INSURANCE SERIES), managed by Capital Research and Management Company and distributed by American Funds Distributors, Inc., 333 South Hope Street, Los Angeles, CA 90071

                        AFIS Global Small Capitalization Fund -- Class 2 AFIS Growth Fund -- Class 2
                        AFIS Growth-Income Fund -- Class 2

                    BARON CAPITAL FUNDS TRUST, managed by BAMCO, Inc. and distributed by Baron Capital Inc. 767 Fifth Avenue, New York, NY 10153

                        Baron Capital Asset Fund -- Insurance Shares

                    DELAWARE GROUP PREMIUM FUND, managed by Delaware Management Company, One Commerce Square, Philadelphia, PA 19103 and for International and Emerging Markets, Delaware International Advisors, Ltd., 80 Cheapside, London, England ECV2 6EE, and distributed by Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103

                        Devon Series -- Standard Class
                        Emerging Markets Series -- Standard Class
                        High Yield Series -- Standard Class (formerly Delchester
                    Series)
                        REIT Series -- Standard Class
                        Small Cap Value Series -- Standard Class
                        Trend Series -- Standard Class

                    DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST (FORMERLY BT INSURANCE FUNDS TRUST), managed by Bankers Trust Company, 130 Liberty Street (One Bankers Trust Plaza), New York, NY 10006 and distributed Provident Distributors, Inc., Four Falls Corporate Center, West Conshohocken, PA 19428.

                        EAFE-Registered Trademark- Equity Index Fund
                        Equity 500 Index Fund
                        Small Cap Index Fund

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND III, managed by Fidelity Management & Research Company and distributed by Fidelity Distributors Corporation, Inc., 82 Devonshire Street, Boston, MA 02109


                        Fidelity VIP Growth Portfolio -- Service Class Fidelity VIP High Income Portfolio -- Service Class Fidelity VIP II Contrafund Portfolio -- Service Class Fidelity VIP III Growth Opportunities Portfolio -- Service Class


                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, managed by Templeton Investment Counsel, Inc., Broward Financial Centre, Suite 2100, Fort Lauderdale, FL 33394, and its Templeton and Franklin affiliates and distributed by Franklin/Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94403-7777


                        Templeton Growth Securities Fund -- Class 2 (formerly
                    Templeton Stock Fund)
                        Templeton International Securities Fund -- Class 2
                    (formerly Templeton International Fund)


                    JANUS ASPEN SERIES, managed by Janus Capital and distributed by Janus Distributors, Inc., 100 Fillmore St. Denver, CO 80206-4928.



                        Janus Aspen Series Balanced Portfolio -- Institutional
                    Shares
                        Janus Aspen Series Global Technology Portfolio --
                    Service Class
                        Janus Aspen Series Worldwide Growth Portfolio --
                    Institutional Shares



                    LINCOLN NATIONAL FUNDS, managed by Lincoln Investment Management, Inc., 200 East Berry Street, Fort Wayne IN 46802, and distributed by Lincoln Financial Advisors Corp., 350 Church Street, Hartford CT 06103. Sub-advisors are also noted.


                        LN Bond Fund, Inc.
                        LN Capital Appreciation Fund, Inc. (Sub-advised by Janus Capital Corp.)
                        LN Equity-Income Fund, Inc. (Sub-advised by Fidelity Management Trust Co.)
                        LN Global Asset Allocation Fund, Inc. (Sub-advised by Putnam Investment Management, Inc.)
                        LN Money Market Fund, Inc.
                        LN Social Awareness Fund, Inc. (Sub-advised by Vantage Investment Advisors, Inc.)

                    Lincoln Investment Management, Inc. (Lincoln Investment) has informed the funds to which it provides advisory services that it intends to merge into a newly created series of its affiliate, Delaware Management Business Trust, during the second or third quarter of 2000. Lincoln Investment does not expect the merger to result in any change in the level of advisory services that it currently provides to these funds, although there may be some changes in, and additions to, personnel. See the prospectuses for these funds for more information.

                    MFS-Registered Trademark- VARIABLE INSURANCE TRUST, managed by Massachusetts Financial Services Company and distributed by MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

                        MFS Emerging Growth Series
                        MFS Total Return Series
                        MFS Utilities Series

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, managed and distributed by Neuberger Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0006

                        NB AMT Mid-Cap Growth Portfolio
                        NB AMT Partners Portfolio

                    The investment advisory fees charged the Funds by their advisers are shown on page 7 of this Prospectus.


                    Below is a brief description of the investment objective and program of each Fund. There can be no assurance that any of the stated investment objectives will be achieved.


                    AIM V.I. GROWTH FUND: Seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum. Focus is on companies that have experienced above-average growth in earnings and have excellent prospects for future growth.


                    AIM V.I. INTERNATIONAL EQUITY FUND: Seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

                    AIM V.I. VALUE FUND: Seeks to achieve long-term growth of capital by investing primarily in equity securities judged by its investment advisor to be undervalued relative to the investment advisor's appraisal of current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally, income is a secondary objective.


                    AFIS-GLOBAL SMALL CAPITALIZATION FUND -- CLASS 2: The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


                    AFIS-GROWTH FUND -- CLASS 2: The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

                    AFIS-GROWTH-INCOME FUND -- CLASS 2: The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

                    BARON CAPITAL ASSET FUND -- INSURANCE SHARES: The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

                    DELAWARE GROUP DEVON SERIES -- STANDARD CLASS: Seeks growth and income by investing primarily in income-producing stocks that the manager believes have the potential for above-average dividend increases over time. This fund blends traditional growth and value investment styles.

                    DELAWARE GROUP EMERGING MARKETS SERIES -- STANDARD CLASS:
                    Seeks long-term growth by investing primarily in stocks of companies located or operating in emerging or developing countries.

                    DELAWARE GROUP HIGH YIELD SERIES -- STANDARD CLASS (FORMERLY DELCHESTER SERIES): Seeks total return and, as a secondary objective, high current income. The Series invests in rated and unrated corporate bonds (including high-risk, high-yield bonds commonly known as junk bonds), foreign bonds, U.S. Government securities and commercial paper. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment-grade bonds.

                    DELAWARE GROUP REIT SERIES -- STANDARD CLASS: Seeks to achieve maximum long-term total return by investing primarily in the securities of real estate investment trusts and real estate operating companies.

                    DELAWARE GROUP SMALL CAP VALUE SERIES -- STANDARD CLASS:
                    Seeks growth by investing primarily in stocks of small cap companies whose market values appear low relative to underlying value or future earnings and growth potential.

                    DELAWARE GROUP TREND SERIES -- STANDARD CLASS: Seeks long-term growth by investing primarily in stocks of small companies and convertible securities of emerging and other growth-oriented companies.

                    DEUTSCHE VIT EAFE-Registered Trademark- FUND: Seeks to replicate as closely as possible (before the deduction of expenses) the total return of the Europe, Australia, Far East Index (the EAFE-Registered Trademark- Index), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.

                    DEUTSCHE VIT EQUITY 500 INDEX FUND: The investment objective is to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index, before the deduction of Fund expenses.

                    DEUTSCHE VIT SMALL CAP INDEX FUND: The investment objective is to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small-capitalization common stocks.

                    FIDELITY VIP GROWTH PORTFOLIO -- SERVICE CLASS: Seeks long-term capital appreciation. The portfolio normally purchases commons stocks.

                    FIDELITY VIP HIGH INCOME PORTFOLIO -- SERVICE CLASS: Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.

                    FIDELITY VIP II CONTRAFUND PORTFOLIO -- SERVICE CLASS: Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

                    FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE
                    CLASS: Seeks capital growth by investing primarily in common stocks.


                    JANUS ASPEN SERIES BALANCED PORTFOLIO -- INSTITUTIONAL
                    SHARES: Seeks long term growth of capital, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.



                    JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO -- SERVICE
                    SHARES: To seek long-term growth of capital. The Portfolio invests primarily in equity securities of U.S. and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities or companies that the portfolio manager believes will benefit significantly from advancements or improvements in technology.



                    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO -- INSTITUTIONAL SHARES: To seek long-term growth of capital in a manner consistent with the preservation of capital. Pursues objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least 5 different countries, including the U.S. The Portfolio may at times invest in fewer than 5 countries or even a single country.


                    LINCOLN NATIONAL BOND FUND: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium-and long-term corporate and government bonds.

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
                    LINCOLN NATIONAL CAPITAL APPRECIATION FUND: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products and services are in high demand. It may also buy some money market securities and bonds, including junk (high risk) bonds.

                    LINCOLN NATIONAL EQUITY-INCOME FUND: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds)

                    LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign insurers.

                    LINCOLN NATIONAL MONEY MARKET FUND: Seeks maximum current income consistent with the preservation of capital. The fund invests in short term obligations issued by U.S. corporations, the U.S. Government, and federally-chartered banks and U.S. branches of foreign banks.

                    LINCOLN NATIONAL SOCIAL AWARENESS FUND: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

                    MFS EMERGING GROWTH SERIES: Seeks to provide long-term growth of capital.

                    MFS TOTAL RETURN SERIES: Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

                    MFS UTILITIES SERIES: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

                    NB AMT MID-CAP GROWTH PORTFOLIO: Seeks capital appreciation by investing primarily in common stocks of medium-capitalization companies, using a growth-oriented investment approach.

                    NB AMT PARTNERS PORTFOLIO: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Inc. serves as the Fund's investment adviser. Neuberger Berman, LLC serves as the Fund's investment sub-adviser.


                    TEMPLETON GROWTH SECURITIES FUND -- CLASS 2 (FORMERLY TEMPLETON STOCK FUND): Seeks long-term capital growth. It invests primarily in stocks of companies in various nations throughout the world, including the U.S. and emerging markets. Templeton Global Advisors Limited serves as the Fund's investment advisor.



                    TEMPLETON INTERNATIONAL SECURITIES FUND -- CLASS 2 (FORMERLY TEMPLETON INTERNATIONAL FUND): Seeks long-term capital growth. It invests primarily in stocks of companies outside the United States, including emerging markets. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.


                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Please review the prospectuses carefully.

                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Read each Fund's prospectus carefully and understand the risks before making or changing investment choices.

                    Additional Funds may, from time to time, be made available as underlying investments. The right to select among Funds will be limited by terms and conditions we impose (See "Allocation of Net Premium Payments").

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in our judgment, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, we may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute funds may have higher charges than the funds being replaced.

                    VOTING RIGHTS

                    We will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. Lincoln Life will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    FUND PARTICIPATION AGREEMENTS

                    Lincoln Life has entered into agreements with the various trusts or corporations and their advisers or distributors under which Lincoln Life makes the Funds available under the Policies and performs certain administrative services. In some cases, the advisers or distributors may compensate Lincoln Life at annual rates of between .10% and .25% of assets in a particular Fund attributable to the Policies.

CHARGES AND FEES


                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. See "Fund Expenses."


                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur.

                    The nature and amount of these charges are as follows:

                    DEDUCTIONS FROM PREMIUM PAYMENTS

                    We deduct a premium charge of 5% from each Premium Payment.

                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including administrative expenses, the Cost of Insurance Charges, and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period ("Grace Period") to make a payment sufficient to cover that deduction. (See Lapse and Reinstatement: Lapse of a Policy)

                    If the Insured attains Age 100 with the Policy still in effect, no further Monthly Deductions will be made, the Separate Account Value will be transferred to the Fixed Account, and Policy will then remain in force until surrender or the Insured's death.

                    ADMINISTRATIVE EXPENSES

                    There is a flat dollar Monthly Deduction of $10.

                    In addition, during the first two Policy Years, and for 24 months after any increase in Specified Amount, there is a monthly charge per $1000 of Specified Amount, or increase therein, based on the Insured's age nearest birthday at the Policy's issue date and the date of any increase. That charge is $0.0283 for ages 15 through 30 (or $2.83 per month for a Policy with a $100,000 Specified Amount) and rises gradually to $0.07 for age 40, $0.12 for age 52, $0.2075 for age 64, $0.32 for age 76, and $0.4242 for ages 81 and older. A complete table is in Appendix 1.

                    These charges compensate us for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate us for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplementary benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender (in accordance with state law) of the Insured and the current Net Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages. The Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy month, and multiplying the result (the "Net Amount at Risk") by the applicable Cost of Insurance Rate as determined by us. The Guaranteed Maximum Cost of Insurance Rates are in Appendix 2.

                    MORTALITY AND EXPENSE RISK CHARGE

                    Lincoln Life deducts a daily mortality and expense risk charge as a percentage of the assets of the Separate Account. The mortality risk assumed is that insureds may not live as long as estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.90% in Policy Years 1-19 and 0.20% in Policy Years 20 and beyond.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount.

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The maximum Surrender Charge is included in each Policy and is in compliance with each state's nonforfeiture law. Examples of the Surrender Charge can be seen in Appendix 3.

                    The surrender charge under a Policy is proportional to the face amount of the Policy. As a percentage of face amount, it is higher for older than for younger issue ages. The surrender charge cannot exceed Policy value. All surrender charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 5.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the maximum additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. We may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.


                    Any surrender may result in tax implications. SEE TAX
                    ISSUES.


                    Based on its actuarial determination, we do not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses we will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from our general account, which supports insurance and annuity obligations.

                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS; EXCHANGES

                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a Case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of expenses.

                    We also reserve the right to reduce premium charges or any other charges under a Policy where it is expected that the issuance of the Policy will result in savings of sales, underwriting, administrative or other costs. In particular, we would expect such savings to apply, and our expenses to be reduced, whenever a Policy is issued in exchange for another life insurance policy issued or administered by us, or issued by a company which controls or is controlled by us or is under common ownership and control with us.

                    Some of these reductions may be guaranteed, and others may be subject to withdrawal or modification by us. In any event, all such reductions as applicable will be uniformly applied, and they will not be unfairly discriminatory against any person, including the affected Policy Owners funded by the Separate Account.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    We reserve the right to impose a charge for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone, may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The applicant must select the Specified Amount of the Death Benefit, which may not be less than $100,000, and the Death Benefit Option. The two Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available under the Policy. The Death Benefit Proceeds payable under the Policy is the greater of (a) the Corridor Death Benefit or (b) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less any indebtedness, as applicable, under the Policy. In the case of Death Benefit Option 1, the Specified Amount is reduced by the amount of any partial surrender. The "Corridor Death Benefit" is the applicable percentage (the "Corridor Percentage") of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the insured reaches Age 40 and decreases in accordance with the table in Appendix 4 to 100% when the Insured reaches Age 95.

                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit Proceeds, less indebtedness and any partial surrenders, unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance).

                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death, less loan interest accrued but not yet charged. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.

                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Death Benefit Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should select Death Benefit Option 2. Under Option 1, any Surrender Value at the time of the Insured's Death will revert to Lincoln Life.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If requested, a supplemental application and evidence of insurability must also be submitted to us.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount shall be reduced so it thereafter equals (a) the amount payable under the Death Benefit Option in effect immediately before the change, minus (b) the Accumulation Value immediately before the change. In a change from Death Benefit Option 2 to Death Benefit Option 1, the Specified Amount shall be increased so that it thereafter equals the amount payable under the Death Benefit Option in effect immediately before the change.

                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    We may decline any request for a change between Death Benefit Options or an increase in the Specified Amount. We may also decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by Lincoln Life, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see INSURANCE COVERAGE PROVISIONS, Death Benefit) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 4.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to us at our Administrative Office as soon as reasonably practical after the death of the Insured. "Due Proof of Death" must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to us.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. SEE SETTLEMENT OPTIONS. The amount of the Death Benefit Proceeds under Option 2 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.

                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds, or in which the owner may choose to receive payments upon surrender of the Policy.

                    You may elect or change a Settlement Option while the insured is alive. If you have not irrevocably selected a Settlement Option, the Beneficiary may within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, we will pay any amount due the assignee in a lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    Our Administrative Office must receive your request to elect, change, or revoke a Settlement Option in proper written form before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. We will make subsequent payments on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       The third Settlement Option, provides for monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, we pay at least 3% interest annually on the sum left on deposit, and pays the amount on deposit on the payee's death.

                       Any other Settlement Option we offer at that time may also be selected.

POLICY LIQUIDITY

                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, you may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.

                    POLICY LOANS

                    You may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. We may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. You must execute a loan agreement and assign the Policy to us free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and is payable once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid before due, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    We credit interest on the Loan Account Value of 7% per year so the net cost of a Policy Loan is 1%.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, transfers from each for loans and loan interest charged will be made in proportion to the assets in each Sub-Account at that time, unless you instruct our Administrative Office otherwise in proper written form. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan affects Death Benefit Proceeds payable and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. An outstanding Policy Loan reduces the amount of assets invested. Depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy)

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if you have authorized telephone transactions. A $25 transaction fee (not to exceed 2% of the amount surrendered) is charged for each partial surrender. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $100,000, we will not permit the partial surrender. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 has been elected, a partial surrender would reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 has been elected, a partial surrender would reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless you instruct our Administrative Office otherwise in proper written form. We may decline any request for a partial surrender.

                    SURRENDER OF THE POLICY

                    You may surrender the Policy at any time. On surrender of the Policy, we will pay you, or your assignee, the Surrender Value next computed after our Administrative Office receives the request in proper written form. If the owner makes a full surrender all coverage under the policy will automatically terminate and may not be reinstated.

                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount you can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value, less any loan interest accrued, but not yet charged, less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charge). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 5.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will be made within seven days. We may defer payment or transfer from the Fixed Account up to six months. If we do so, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation, in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice us as to, any payment we make or action we take before it was recorded. We are not responsible for any assignment not submitted for recording, or for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed us when the assignment is recorded and any interest later accrued on such indebtedness.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. While it is effective, the assignee must give written consent for you to take any action with respect to the Policy.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective, as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice us as to, any payment we made or action we took before it was recorded. We may require you to submit the Policy for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY

                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, or if the amount of indebtedness exceeds the Accumulation Value less the Surrender Charge(s), unless the No Lapse Provision is in effect, the Policy is subject to lapse and automatic termination of all Policy coverage. The Net Accumulation Value may be insufficient
                    (1) because it has been exhausted by earlier deductions,
                    (2) due to poor investment performance, (3) due to partial surrenders, (4) due to indebtedness for policy loans, or
                    (5) because of some combination of the foregoing factors.

                    If we have not received a Premium Payment or payment of indebtedness on policy loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, we will send a written notice to you and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to us on or before the day that is the later of (a) 31 days after the date of mailing of the notice, and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the "Grace Period"), then the Policy shall terminate and all coverage under the Policy shall lapse without value.

                    NO LAPSE PROVISION

                    Availability of the No Lapse Provision may vary in some states.

                    The No Lapse Premium is the cumulative premium required to have been paid by each Monthly Anniversary Day to prevent the Policy from lapsing during the first ten Policy Years. If this Policy has a No Lapse Premium shown on the specifications, this Policy will not lapse during the first ten Policy Years if, at each Monthly Anniversary Day, the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums

                    (as indicated in the Policy Specifications) due since the Date of Issue of the Policy. A Grace Period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid (see preceding paragraph). The payment of sufficient additional premiums during the Grace Period will keep the No Lapse Provision in force.

                    The No Lapse Provision will be terminated after ten years or earlier if you fail to meet the premium requirements, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated.

                    REINSTATEMENT OF A LAPSED POLICY


                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, assuming the No Lapse provision is not in effect, it may be reinstated provided (a) it has not been surrendered,
                    (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished us and we agree to accept the risk, (d) we receive a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which we approve the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.


                    Any Policy reinstatement is effective on the Monthly Anniversary Day after our approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LINCOLN LIFE

                    PROPER WRITTEN FORM

                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to us, received at the Administrative Office.

                    TELEPHONE TRANSACTION PRIVILEGES

                    We allow telephone transactions authorized in proper written form by you or the applicant. To effect a permitted telephone transaction, you or your authorized representative must call the Administrative Office and provide, as identification, your policy number, a requested portion of your Social Security number, and such other authenticating information as we may require. We disclaim all liability for losses resulting from unauthorized or fraudulent telephone transactions, but acknowledge that if we do not follow these procedures, which we believe to be reasonable, we may be liable for such losses.

OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least Age 18 and at most Age 85.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the initial premium has been paid, the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    We will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. We will not contest payment of the Death Benefit Proceeds based on any increase in Specified Amount requiring evidence of insurability after two years after the increase's effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the Age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true Age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, within two years from the Date of Issue, we will pay no more than the sum of the premiums paid, less any indebtedness and partial surrenders. If the Insured dies by suicide, within two years from the date of any increase in the Specified Amount, we will pay no more than a refund of the monthly Cost of Insurance charges for the increased amount.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of Lincoln Life.

                    RIDERS

                    A Waiver of Monthly Deduction Rider may be added to the Policy. Under this Rider, we will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the Monthly Deductions. Rider availability may vary by state.

                    There may be a separate charge(s) for any other rider(s) that become part of the Policy.

TAX ISSUES

                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL


                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.


                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the subaccounts, we expect that the subaccounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.


                    POLICIES WHICH ARE MECS


                    CHARACTERIZATION OF A POLICY AS A MEC. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test" under the tax law or if the policy is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.


                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS


                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.


                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.


                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.


                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a

                    20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. You should consult with your advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LINCOLN LIFE

                    The following persons are Directors and Officers of Lincoln Life. Except as indicated below, the address of each is 1300 South Clinton Street, Fort Wayne, Indiana 46802, and each has been employed by Lincoln Life or its affiliates for more than 5 years.

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            NANCY J. ALFORD                     Vice President [4/96 -- present],
                            VICE PRESIDENT                      formerly; Second Vice President [1/90 --
                                                                4/96], The Lincoln National Life Insurance
                                                                Company.
                            ROLAND C. BAKER                     Vice President [1/95 -- present] The
                            VICE PRESIDENT                      Lincoln National Life Insurance Co.,
                            1801 S. Meyers Rd.                  President and Director, First Penn Pacific
                            Oakbrook Terrace, IL                Life Insurance Company.
                            60181
                            JON A. BOSCIA                       President, Chief Executive Officer and
                            PRESIDENT AND                       Director, Lincoln National Corporation
                            DIRECTOR                            [1/98 -- present], Formerly: President,
                            1500 Market Street                  Chief Executive Officer and Director
                            Suite 3900                          [10/96 - 1/98] and President and Chief
                            Philadelphia, PA                    Operating Officer [5/94-10/96], The
                            19102                               Lincoln National Life Insurance Company.
                            JOHN H. GOTTA                       Chief Executive Officer of Life Insurance,
                            CHIEF EXECUTIVE                     Senior Vice President and Assistant
                            OFFICER OF LIFE                     Secretary [12/99 -- present] The Lincoln
                            INSURANCE, SENIOR                   National Life Insurance Company. Formerly:
                            VICE PRESIDENT AND                  Senior Vice President and and Assistant
                            ASSISTANT SECRETARY                 Secretary [4/98 -- 12/99]; Senior Vice
                            350 Church Street                   President [2/98 -- 4/98]; Vice President
                            Hartford, CT 06103                  and General Manager [1/98-2/98] The
                                                                Lincoln National Life Insurance Co.
                                                                Formerly: Senior Vice Vice President,
                                                                Connecticut General Life Insurance Company
                                                                [3/96-12/97]; Vice President, Connecticut
                                                                (Massachusetts Mutual) Mutual Life
                                                                Insurance Company [8/94-3/96].
                            J. MICHAEL HEMP                     President and Director [7/97 -- Present],
                            SENIOR VICE PRESIDENT               Lincoln Financial Advisors Inc.; Senior
                            350 Church Street                   Vice President [formerly Vice
                            Hartford, CT 06103                  President][10/95 -- present], The Lincoln
                                                                National Life Insurance Company.
                            STEPHEN H. LEWIS                    Interim Chief Executive Officer of
                            INTERIM CHIEF                       Annuities and Senior Vice President,
                            EXECUTIVE OFFICER                   [12/99-present]. Formerly: Senior Vice
                            AND SENIOR VICE                     President, [5/94 -- 12/99] The Lincoln
                            PRESIDENT OF ANNUITIES              National Life Insurance Company.
                            H. THOMAS MCMEEKIN                  President and Director 5/94-present,
                            DIRECTOR                            Lincoln Investment Management, Inc.
                            One Commerce Square
                            2005 Market Street
                            Philadelphia, PA 19103

                                    NAME, ADDRESS AND
                               POSITION(S) WITH REGISTRANT        PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------  ------------------------------------------
                            GARY W. PARKER                      Senior Vice President [4/00 -- present],
                            SENIOR VICE PRESIDENT               Vice President Product
                            350 Church Street                   Management,[7/98-4/00] The Lincoln
                            Hartford, CT 06103                  National Life Insurance Company Formerly:
                                                                Senior Vice President, Life Products
                                                                [10/97 --6/98]; Marketing Services [9/89
                                                                -10/97] Life of Virginia.
                            LAWRENCE T. ROWLAND                 Executive Vice President [10/96-present]
                            EXECUTIVE VICE                      Formerly: Senior Vice President
                            PRESIDENT AND                       [1/93-10/96], The Lincoln National Life
                            DIRECTOR                            Insurance Co. Chairman, Chief Executive
                            One Reinsurance Place               Officer, President and Director [10/96 --
                            1700 Magnavox Way                   present], Formerly: Senior Vice President
                            Fort Wayne, IN 46802                [10/95 -- 10/96]
                            KEITH J. RYAN                       Vice President, Controller and Chief
                            VICE PRESIDENT,                     Accounting Officer [1/96-present] The
                            CONTROLLER AND                      Lincoln National Life Insurance Company.
                            CHIEF ACCOUNTING
                            OFFICER
                            TODD R. STEPHENSON                  Senior Vice President, Chief Financial
                            SENIOR VICE PRESIDENT,              Officer and Assistant Treasurer [3/99 --
                            CHIEF FINANCIAL OFFICER             present] The Lincoln National Life
                            AND ASSISTANT TREASURER             Insurance Company; Formerly: Senior Vice
                                                                President and Chief Operating Officer
                                                                [1/98-3/99] Lincoln Life & Annuity
                                                                Distributors, Inc.; Senior Vice President
                                                                and Chief Operating Officer [1/98-3/99]
                                                                Lincoln Financial Advisors Corp.; Senior
                                                                Vice President, Treasurer, Chief Financial
                                                                Officer and Director, American States
                                                                Insurance Co. [2/95-12/97].
                            RICHARD C. VAUGHAN                  Executive Vice President and Chief
                            DIRECTOR                            Financial Officer [1/95-present], The
                            Centre Square                       Lincoln National Life Insurance Company.
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102
                            MICHAEL R. WALKER                   Senior Vice President [1/98 -- present];
                            SENIOR VICE PRESIDENT               Vice President [1/96-1/98] The Lincoln
                            350 Church Street                   National Life Insurance Company Formerly:
                            Hartford, CT 06103                  Vice President [3/93 -- 1/96] Employers
                                                                Health Insurance Co.
                            ROY V. WASHINGTON                   Vice President [7/96-present] formerly,
                            VICE PRESIDENT                      Associate Counsel [2/95-7/96] The Lincoln
                                                                National Life Insurance Company.


DISTRIBUTION OF POLICIES

                    Lincoln Life intends to offer the Policy in all jurisdictions where it is licensed to do business. Lincoln Life, the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). Our principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.


                    The Policy may be sold by individuals, who in addition to being appointed as our life insurance agents, are also registered representatives of Lincoln Financial Advisors, Corp.

                    (a registered broker-dealer affiliated with Lincoln Life) or of other broker-dealers. These representatives may receive commission and service fees up to 60% of the first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, Lincoln Life may pay equivalent amounts based on Accumulation Value. The selling office receives additional compensation on the first year premium and all additional premiums. In some situations, the selling office may elect to share its commission with the registered representative. Selling representatives are also eligible for bonuses and non-cash compensation if certain production levels are reached. All compensation is paid from our resources, which include sales charges made under this Policy.

CHANGES OF INVESTMENT POLICY

                    We may materially change the investment policy of the Separate Account. We must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders our operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

OTHER CONTRACTS ISSUED BY LINCOLN LIFE

                    We offer other variable annuity contracts and other variable life insurance policies with benefits which vary in accordance with the investment experience of a separate account of Lincoln Life.

STATE REGULATION

                    We are subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering our operation for the preceding year and its financial condition as of the end of such year. The Insurance Department periodically examines for accuracy our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Indiana Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

REPORTS TO OWNERS

                    We maintain Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    You will also be sent annual reports containing financial statements for the Separate Account, annual and semi-annual reports of the Funds as required by the 1940 Act, and statements of significant transactions, such as changes in Specified Amount, changes in Death Benefit Option, transfers among Sub-Accounts, Premium Payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

                    Lincoln Life is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's,
                    Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the Policies. We may also occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

                    Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in either of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

EXPERTS

                    The financial statements of the Separate Account and the statutory-basis financial statements of Lincoln Life appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

                    Actuarial matters included in this prospectus have been examined by Vaughn W. Robbins, FSA as stated in the opinion filed as an exhibit to the registration statement.

                    Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the opinion filed as an exhibit to the registration statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, Lincoln Life, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1   MONTHLY CHARGE

INSURED'S                EXPENSE
AGE AT ISSUE              CHARGE
(NEAREST BIRTHDAY)      PER $1,000
------------------      ----------
        0-12              0.0158
         13               0.0200
         14               0.0242
        15-30             0.0283
         31               0.0325
         32               0.0367
         33               0.0408
         34               0.0450
         35               0.0492
         36               0.0533
         37               0.0575
         38               0.0617
         39               0.0658
         40               0.0700
         41               0.0742
         42               0.0783
         43               0.0825
         44               0.0867
         45               0.0908
         46               0.0950
         47               0.0992
         48               0.1033
         49               0.1075
         50               0.1117
         51               0.1158
         52               0.1200
         53               0.1242
         54               0.1283
         55               0.1325
         56               0.1408
         57               0.1492
         58               0.1575
         59               0.1658
         60               0.1742
         61               0.1825
         62               0.1908
         63               0.1992
         64               0.2075
         65               0.2158
         66               0.2242
         67               0.2325
         68               0.2408
         69               0.2492
         70               0.2575
         71               0.2656
         72               0.2742
         73               0.2825
         74               0.2908
         75               0.2992
         76               0.3200
         77               0.3408
         78               0.3617
         79               0.3825
         80               0.4033
         81+              0.4242

APPENDIX 2

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.49107
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211
         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 3

                    ILLUSTRATION OF SURRENDER CHARGES

                    The initial Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
                    (a) is 1.25 times the curtate net level premium for the
                        Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (b) is $10 per $1000 of Specified Amount;
                    (c) is $50 per $1000 of Specified Amount; and
                    (d) is the total of the per thousand charges assessed in the first 24 months.

                    Algebraically, this formula is equivalent to min{a+b,c}-d.

                    The Surrender Charge decreases from its initial amount during the first 15 years. No Surrender Charge is applied in the 16th policy year or beyond. In general terms, the initial Surrender Charge is amortized in proportion to a twenty year life contingent annuity due. In formulas, the Surrender Charge at a point in time "t" years after issue is
                    (a) times (b), where
                    (a) is the initial Surrender Charge; and
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Surrender Charge is computed as follows:

                    curtate net level premium = $1,987.66

                    $10 per $1000 of Specified Amount = $1000

                    $50 per $1000 of Specified Amount = $5000

                    the total of the per thousand charges = $9.08 per month X 24 months = $217.92 initial Surrender Charge = (1.25 X $1987.66 + $1000) - $217.92=

                    $3,484.57- $217.92 = $3,266.65. Note that $3,484.57 is less than $5000.

                    This amount decreases as follows:

                            YEARS   INITIAL
                            AFTER  SURRENDER   ANNUITY    SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE
                            -----  ---------   -------    ---------
                              0     3,266.65   1.00000    3,266.65
                              1     3,266.65   0.96609    3,155.89
                              2     3,266.65   0.93101    3,041.30
                              3     3,266.65   0.89471    2,922.71
                              4     3,266.65   0.85711    2,799.89
                              5     3,266.65   0.81818    2,672.70
                              6     3,266.65   0.77782    2,540.86
                              7     3,266.65   0.73600    2,404.26
                              8     3,266.65   0.69265    2,262.65
                              9     3,266.65   0.64769    2,115.79
                             10     3,266.65   0.60104    1,963.40

                            YEARS   INITIAL
                            AFTER  SURRENDER   ANNUITY    SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE
                            -----  ---------   -------    ---------
                             11     3,266.65   0.55257    1,805.05
                             12     3,266.65   0.50212    1,640.25
                             13     3,266.65   0.44952    1,468.41
                             14     3,266.65   0.39456    1,288.88
                             15     3,266.65   0.33701    1,100.90
                             16                               0.00

                    EXAMPLE 2: A female, Age 75, purchases a policy with a Specified Amount of $200,000.

                    The initial Surrender Charge is computed as follows:

                    curtate net level premium = $15,727.74

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    the total of the per thousand charges = $59.84 per month X 24 months = $1,436.16

                    The value (1.25 X $15,727.74 + $2,000) exceeds $10,000, so the initial Surrender Charge = $10,000 - $1,436.16 =
                    $8,563.84

                    This amount decreases as follows:

                            YEARS   INITIAL
                            AFTER  SURRENDER   ANNUITY    SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE
                            -----  ---------   -------    ---------
                              0     8,563.84   1.00000    8,563.84
                              1     8,563.84   0.95375    8,167.79
                              2     8,563.84   0.90821    7,777.77
                              3     8,563.84   0.86329    7,393.11
                              4     8,563.84   0.81888    7,012.72
                              5     8,563.84   0.77490    6,636.15
                              6     8,563.84   0.73145    6,264.02
                              7     8,563.84   0.68868    5,897.71
                              8     8,563.84   0.64680    5,539.10
                              9     8,563.84   0.60603    5,189.95
                             10     8,563.84   0.56635    4,850.10
                             11     8,563.84   0.52753    4,517.67
                             12     8,563.84   0.48915    4,189.03
                             13     8,563.84   0.45058    3,858.68
                             14     8,563.84   0.41088    3,518.67
                             15     8,563.84   0.36873    3,157.74
                             16                               0.00

APPENDIX 4

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 5

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS

                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12% over a period of years, but fluctuates above or below those averages for individual years, the Accumulation Values, Surrender Values and Death Benefit Proceeds may be different. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.

                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.90% of the daily net asset value of the Separate Account in years 1-19 and 0.20% in years 20 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.82% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 1999.


                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.70%, 4.24% and 10.19% for years 1-19 and -1.02%, 4.97%
                    and 10.96% in years 20 and later.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $10 per month in the first year. The illustrations also reflect a monthly charge per $1,000 of Specified Amount assessed during the first two Policy Years.

                    Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the "Portfolio Expense Table". Assuming those waivers and reimbursements were discontinued, the arithmetic average of the "Fund Investment Advisory Fees and Other Expenses" listed in the "Portfolio Expense Table" would be equivalent to an annual effective rate of 1.12% of the daily net asset value of the Separate Account.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                 9,035     500,000    500,000     500,000      4,647      5,025       5,404
          2                18,522     500,000    500,000     500,000      6,143      7,098       8,104
          3                28,483     500,000    500,000     500,000      7,922      9,587      11,427
          4                38,942     500,000    500,000     500,000      9,160     11,666      14,573
          5                49,924     500,000    500,000     500,000      9,821     13,276      17,486

          6                61,455     500,000    500,000     500,000      9,847     14,331      20,082
          7                73,563     500,000    500,000     500,000      9,166     14,725      22,253
          8                86,276     500,000    500,000     500,000      7,681     14,325      23,859
          9                99,625     500,000    500,000     500,000      5,279     12,970      24,726
         10               113,641     500,000    500,000     500,000      1,845     10,488      24,659

         15               194,961           0          0     500,000          0          0       1,563
         20               298,749           0          0           0          0          0           0
         25               431,212           0          0           0          0          0           0
         30               600,272           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                0          0             0
          2                0          0             0
          3                0          0             0
          4                0          0             0
          5                0          0             0
          6                0          0         1,913
          7                0          0         5,046
          8                0          0         7,644
          9                0          0         9,533
         10                0          0        10,522
         15                0          0             0
         20                0          0             0
         25                0          0             0
         30                0          0             0

Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                 9,035     500,000    500,000       500,000     4,647      5,024         5,404
          2                18,522     500,000    500,000       500,000     9,204     10,254        11,352
          3                28,483     500,000    500,000       500,000    14,425     16,475        18,706
          4                38,942     500,000    500,000       500,000    19,527     22,935        26,792
          5                49,924     500,000    500,000       500,000    24,522     29,659        35,701

          6                61,455     500,000    500,000       500,000    29,427     36,673        45,538
          7                73,563     500,000    500,000       500,000    34,248     43,998        56,411
          8                86,276     500,000    500,000       500,000    38,923     51,586        68,368
          9                99,625     500,000    500,000       500,000    43,418     59,416        81,497
         10               113,641     500,000    500,000       500,000    47,758     67,522        95,949

         15               194,961     500,000    500,000       500,000    63,139    108,721       190,170
         20               298,749     500,000    500,000       500,000    66,806    151,278       343,711
         25               431,212     500,000    500,000       656,230    55,891    199,852       624,981
         30               600,272     500,000    500,000     1,153,513    20,061    252,273     1,098,584


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3                  0          0             0
          4                  0      2,924         6,780
          5              5,419     10,555        16,597
          6             11,258     18,504        27,369
          7             17,041     26,791        39,204
          8             22,707     35,370        52,153
          9             28,225     44,222        66,303
         10             33,620     53,384        81,811
         15             54,985    100,568       182,017
         20             66,806    151,278       343,711
         25             55,891    199,852       624,981
         30             20,061    252,273     1,098,584

Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                14,687     500,000    500,000     500,000      6,503      7,084      7,670
          2                30,109     500,000    500,000     500,000      4,621      5,954      7,371
          3                46,302     500,000    500,000     500,000      2,748      4,777      7,074
          4                63,305           0    500,000     500,000          0      2,115      5,304
          5                81,157           0          0     500,000          0          0      1,724

          6                99,903           0          0           0          0          0          0
          7               119,585           0          0           0          0          0          0
          8               140,252           0          0           0          0          0          0
          9               161,952           0          0           0          0          0          0
         10               184,737           0          0           0          0          0          0

         15               316,934           0          0           0          0          0          0
         20               485,654           0          0           0          0          0          0
         25               700,989           0          0           0          0          0          0
         30               975,816           0          0           0          0          0          0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                0          0          0
          2                0          0          0
          3                0          0          0
          4                0          0          0
          5                0          0          0
          6                0          0          0
          7                0          0          0
          8                0          0          0
          9                0          0          0
         10                0          0          0
         15                0          0          0
         20                0          0          0
         25                0          0          0
         30                0          0          0

Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                14,687     500,000    500,000       500,000     6,503      7,085         7,670
          2                30,109     500,000    500,000       500,000    12,950     14,534        16,196
          3                46,302     500,000    500,000       500,000    20,460     23,525        26,871
          4                63,305     500,000    500,000       500,000    27,602     32,673        38,428
          5                81,157     500,000    500,000       500,000    34,624     42,237        51,228

          6                99,903     500,000    500,000       500,000    41,549     52,267        65,441
          7               119,585     500,000    500,000       500,000    48,328     62,738        81,182
          8               140,252     500,000    500,000       500,000    54,973     73,689        98,643
          9               161,952     500,000    500,000       500,000    61,393     85,056       117,943
         10               184,737     500,000    500,000       500,000    67,479     96,764       139,210

         15               316,934     500,000    500,000       500,000    86,745    155,746       280,842
         20               485,654     500,000    500,000       551,714    77,536    211,110       525,442
         25               700,989     500,000    500,000     1,012,056    32,960    276,470       963,863
         30               975,816           0    500,000     1,714,439         0    360,466     1,697,465


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3                625      3,690         7,036
          4              8,641     13,712        19,467
          5             16,547     24,161        33,151
          6             24,367     35,085        48,259
          7             32,051     46,461        64,904
          8             39,609     58,325        83,279
          9             46,951     70,614       103,501
         10             53,969     83,254       125,701
         15             78,419    147,420       272,516
         20             77,536    211,110       525,442
         25             32,960    276,470       963,863
         30                  0    360,466     1,697,465

Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                 7,271     500,000    500,000     500,000      3,492      3,788       4,085
          2                14,906     500,000    500,000     500,000      5,311      6,074       6,876
          3                22,922     500,000    500,000     500,000      7,680      9,061      10,580
          4                31,340     500,000    500,000     500,000      9,814     11,981      14,470
          5                40,178     500,000    500,000     500,000     11,703     14,818      18,553

          6                49,458     500,000    500,000     500,000     13,322     17,541      22,827
          7                59,202     500,000    500,000     500,000     14,612     20,083      27,252
          8                69,433     500,000    500,000     500,000     15,496     22,356      31,767
          9                80,176     500,000    500,000     500,000     15,867     24,236      36,278
         10                91,456     500,000    500,000     500,000     15,649     25,624      40,713

         15               156,901     500,000    500,000     500,000      4,461     22,888      60,453
         20               240,428           0          0     500,000          0          0      67,729
         25               347,031           0          0     500,000          0          0      19,991
         30               483,087           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0           0
          5                  0          0       2,953
          6                  0      2,705       7,991
          7                569      6,040      13,209
          8              2,275      9,135      18,546
          9              3,498     11,866      23,909
         10              4,161     14,136      29,225
         15                  0     16,394      53,960
         20                  0          0      67,729
         25                  0          0      19,991
         30                  0          0           0

Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                 7,271     500,000    500,000     500,000      3,492      3,788       4,085
          2                14,906     500,000    500,000     500,000      7,450      8,279       9,147
          3                22,922     500,000    500,000     500,000     12,083     13,731      15,521
          4                31,340     500,000    500,000     500,000     16,596     19,374      22,508
          5                40,178     500,000    500,000     500,000     21,018     25,248      30,203

          6                49,458     500,000    500,000     500,000     25,343     31,354      38,672
          7                59,202     500,000    500,000     500,000     29,553     37,685      47,981
          8                69,433     500,000    500,000     500,000     33,675     44,276      58,243
          9                80,176     500,000    500,000     500,000     37,687     51,117      69,538
         10                91,456     500,000    500,000     500,000     41,601     58,232      81,989

         15               156,901     500,000    500,000     500,000     58,581     97,240     165,367
         20               240,428     500,000    500,000     500,000     68,272    140,579     300,512
         25               347,031     500,000    500,000     568,989     68,215    191,830     541,894
         30               483,087     500,000    500,000     998,710     48,714    247,434     951,152


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                260      3,038       6,172
          5              5,418      9,648      14,603
          6             10,507     16,518      23,836
          7             15,510     23,642      33,938
          8             20,454     31,055      45,022
          9             25,318     38,748      57,169
         10             30,113     46,744      70,501
         15             52,088     90,746     158,874
         20             68,272    140,579     300,512
         25             68,215    191,830     541,894
         30             48,714    247,434     951,152

Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                12,076     500,000    500,000     500,000      6,056      6,555       7,058
          2                24,756     500,000    500,000     500,000      7,579      8,830      10,149
          3                38,070     500,000    500,000     500,000      9,701     11,862      14,256
          4                52,049     500,000    500,000     500,000     11,144     14,380      18,145
          5                66,728     500,000    500,000     500,000     11,856     16,304      21,745

          6                82,140     500,000    500,000     500,000     11,726     17,488      24,917
          7                98,323     500,000    500,000     500,000     10,570     17,706      27,433
          8               115,316     500,000    500,000     500,000      8,123     16,636      28,961
          9               133,158     500,000    500,000     500,000      4,065     13,883      29,080
         10               151,892           0    500,000     500,000          0      9,010      27,311

         15               260,584           0          0           0          0          0           0
         20               399,307           0          0           0          0          0           0
         25               576,356           0          0           0          0          0           0
         30               802,320           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                0            0           0
          2                0            0           0
          3                0            0           0
          4                0            0           0
          5                0            0       3,599
          6                0          263       7,691
          7                0        1,424      11,151
          8                0        1,318      13,643
          9                0            0      14,745
         10                0            0      13,977
         15                0            0           0
         20                0            0           0
         25                0            0           0
         30                0            0           0

Amounts are in Dollars

                                  Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT                 TOTAL ACCUMULATION VALUE
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                12,076     500,000    500,000       500,000     6,056      6,555         7,058
          2                24,756     500,000    500,000       500,000    12,510     13,911        15,377
          3                38,070     500,000    500,000       500,000    20,098     22,870        25,883
          4                52,049     500,000    500,000       500,000    27,522     32,183        37,444
          5                66,728     500,000    500,000       500,000    34,768     41,852        50,163

          6                82,140     500,000    500,000       500,000    41,863     51,923        64,193
          7                98,323     500,000    500,000       500,000    48,732     62,337        79,601
          8               115,316     500,000    500,000       500,000    55,302     73,041        96,473
          9               133,158     500,000    500,000       500,000    61,722     84,196       115,120
         10               151,892     500,000    500,000       500,000    67,909     95,747       135,667

         15               260,584     500,000    500,000       500,000    91,017    156,191       272,332
         20               399,307     500,000    500,000       525,543    88,975    214,215       500,517
         25               576,356     500,000    500,000       953,689    56,326    281,249       908,275
         30               802,320           0    500,000     1,606,826         0    365,790     1,590,917


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3                184      2,956         5,969
          4              8,480     13,141        18,402
          5             16,622     23,706        32,017
          6             24,638     34,698        46,967
          7             32,450     46,055        63,319
          8             39,984     57,723        81,155
          9             47,386     69,861       100,784
         10             54,575     82,413       122,333
         15             83,182    148,356       264,498
         20             88,975    214,215       500,517
         25             56,326    281,249       908,275
         30                  0    365,790     1,590,917

Amounts are in Dollars

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.

                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policy Owner's allocations and the Funds' rates of return. Accumulation Values and Surrender Values for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.

                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.82% per year.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1999

                                                            AIM            AIM                         AIM
                                                            V.I.           V.I.          AIM           V.I.            AIM
                                                            CAPITAL        DIVERSIFIED   V.I.          INTERNATIONAL   V.I.
                                                            APPRECIATION   INCOME        GROWTH        EQUITY          VALUE
                                             COMBINED       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
   -------------------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at Market--Affiliated
     (Cost $27,626,132)                      $ 28,882,271    $       --     $      --    $        --    $        --    $        --
     Investments at Market--Unaffiliated
     (Cost $79,563,067)                        90,643,593     3,565,893       460,855     11,039,437        208,717     14,096,870
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
     Total Investments                        119,525,864     3,565,893       460,855     11,039,437        208,717     14,096,870
     Dividend Receivable                              613            --            --             --             --             --
   TOTAL ASSETS                               119,526,477     3,565,893       460,855     11,039,437        208,717     14,096,870
   LIABILITY--
   Payable to The Lincoln National Life
      Insurance Company                             2,520            77            10            231              4            294
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET ASSETS                                $119,523,957    $3,565,816     $ 460,845    $11,039,206    $   208,713    $14,096,576
   ---------------------------------------   ============    ==========     =========    ===========    ===========    ===========
   Percent of net assets                           100.00%         2.98%         0.39%          9.24%          0.17%         11.79%
   ---------------------------------------   ============    ==========     =========    ===========    ===========    ===========

   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period                               225,973        47,627        296,357             --        403,304
     Unit value                                              $   15.780     $   9.676    $    15.630    $        --    $    15.002
   ---------------------------------------                   ----------     ---------    -----------    -----------    -----------
                                                              3,565,816       460,845      4,632,135             --      6,050,444
   ---------------------------------------                   ----------     ---------    -----------    -----------    -----------
   LVUL Policies:
     Units in accumulation period                                    --            --        508,794         13,386        671,441
     Unit value                                              $       --     $      --    $    12.479    $    15.239    $    11.850
   ---------------------------------------                   ----------     ---------    -----------    -----------    -----------
                                                                     --            --      6,349,281        203,988      7,956,733
   ---------------------------------------                   ----------     ---------    -----------    -----------    -----------
   VUL-DB Policies:
     Units in accumulation period                                    --            --          4,528            334          7,315
     Unit value                                              $       --     $      --    $    12.764    $    14.131    $    12.221
   ---------------------------------------                   ----------     ---------    -----------    -----------    -----------
                                                                     --            --         57,790          4,725         89,399
   ---------------------------------------                   ----------     ---------    -----------    -----------    -----------
   NET ASSETS                                                $3,565,816     $ 460,845    $11,039,206    $   208,713    $14,096,576
   ---------------------------------------                   ==========     =========    ===========    ===========    ===========

                                                         AVIS         AVIS
                                            AVIS         GROWTH &     GLOBAL SMALL     BARON        BT
                                            GROWTH       INCOME       CAPITALIZATION   CAPITAL      EAFE
                                            CLASS 2      CLASS 2      CLASS 2          ASSET        EQUITY INDEX
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
   ---------------------------------------
   ASSETS
     Investments at Market--Affiliated
     (Cost $27,626,132)                     $      --    $      --      $        --    $      --    $        --
     Investments at Market--Unaffiliated
     (Cost $79,563,067)                        48,320        1,295            1,188      299,299        613,120
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
     Total Investments                         48,320        1,295            1,188      299,299        613,120
     Dividend Receivable                           --           --               --           --             --
   TOTAL ASSETS                                48,320        1,295            1,188      299,299        613,120
   LIABILITY--
   Payable to The Lincoln National Life
      Insurance Company                             1           --               --            6             13
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET ASSETS                               $  48,319    $   1,295      $     1,188    $ 299,293    $   613,107
   ---------------------------------------  =========    =========      ===========    =========    ===========
   Percent of net assets                         0.04%        0.00%            0.00%        0.25%          0.51%
   ---------------------------------------  =========    =========      ===========    =========    ===========
   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period                  --           --               --           --             --
     Unit value                             $      --    $      --      $        --    $      --    $        --
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
                                                   --           --               --           --             --
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   LVUL Policies:
     Units in accumulation period                  --           --               --       26,062         48,472
     Unit value                             $      --    $      --      $        --    $  11.295    $    12.478
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
                                                   --           --               --      294,359        604,824
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   VUL-DB Policies:
     Units in accumulation period               3,628          118               89          388            697
     Unit value                             $  13.316    $  10.929      $    13.363    $  12.715    $    11.888
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
                                               48,319        1,295            1,188        4,934          8,283
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET ASSETS                               $  48,319    $   1,295      $     1,188    $ 299,293    $   613,107
   ---------------------------------------  =========    =========      ===========    =========    ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
DECEMBER 31, 1999

                                                                                              DELAWARE     DELAWARE
                                        BT            BT           DELAWARE     DELAWARE      PREMIUM      PREMIUM      DELAWARE
                                        EQUITY        SMALL        PREMIUM      PREMIUM       EMERGING     SMALL        PREMIUM
                                        500 INDEX     CAP INDEX    DELCHESTER   DEVON         MARKETS      CAP VALUE    REIT
                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   -------------------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $27,626,132)                       $        --   $      --    $ 191,273    $    69,176   $ 742,896    $2,351,982   $   8,850
     Investments at
     Market--Unaffiliated (Cost
     $79,563,067)                        20,110,936     500,139           --             --          --            --          --
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
     Total Investments                   20,110,936     500,139      191,273         69,176     742,896     2,351,982       8,850
     Dividend Receivable                         --          --          613             --          --            --          --
   TOTAL ASSETS                          20,110,936     500,139      191,886         69,176     742,896     2,351,982       8,850
   LIABILITY--
   Payable to The Lincoln National
      Life Insurance Company                    425          10            4              1          16            49          --
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
   NET ASSETS                           $20,110,511   $ 500,129    $ 191,882    $    69,175   $ 742,880    $2,351,933   $   8,850
   ----------------------------------   ===========   =========    =========    ===========   =========    ==========   =========
   Percent of net assets                      16.83%       0.42%        0.16%          0.06%       0.62%         1.97%       0.01%
   ----------------------------------   ===========   =========    =========    ===========   =========    ==========   =========

   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period           812,687          --           --             --      25,318       180,810          --
     Unit value                         $    13.296   $      --    $      --    $        --   $  11.369    $    9.193   $      --
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
                                         10,805,740          --           --             --     287,864     1,662,059
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
   LVUL Policies:
     Units in accumulation period           838,894      43,587       20,103          7,464      36,700        72,822         861
     Unit value                         $    11.021   $  11.416    $   9.441    $     9.141   $  12.100    $    9.460   $   9.199
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
                                          9,245,783     497,587      189,840         68,231     444,060       688,931       7,925
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
   VUL-DB Policies:
     Units in accumulation period             5,036         206          201             89         881            89          89
     Unit value                         $    11.714   $  12.326    $  10.178    $    10.623   $  12.442    $   10.612   $  10.415
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
                                             58,988       2,542        2,042            944      10,956           943         925
   ----------------------------------   -----------   ---------    ---------    -----------   ---------    ----------   ---------
   NET ASSETS                           $20,110,511   $ 500,129    $ 191,882    $    69,175   $ 742,880    $2,351,933   $   8,850
   ----------------------------------   ===========   =========    =========    ===========   =========    ==========   =========

                                                 FIDELITY     FIDELITY     FIDELITY
                                    DELAWARE     VIP          VIP II       VIP II
                                    PREMIUM      EQUITY-      ASSET        CONTRAFUND
                                    TREND        INCOME       MANAGER      SERVICE CLASS
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   -------------------------------
   ASSETS
     Investments at
     Market--Affiliated (Cost
     $27,626,132)                   $3,653,313   $       --   $      --     $       --
     Investments at
     Market--Unaffiliated (Cost
     $79,563,067)                           --    4,515,096     897,427      2,371,632
   -------------------------------  ----------   ----------   ---------     ----------
     Total Investments               3,653,313    4,515,096     897,427      2,371,632
     Dividend Receivable                    --           --          --             --
   TOTAL ASSETS                      3,653,313    4,515,096     897,427      2,371,632
   LIABILITY--
   Payable to The Lincoln National
      Life Insurance Company                76           98          20             48
   -------------------------------  ----------   ----------   ---------     ----------
   NET ASSETS                       $3,653,237   $4,514,998   $ 897,407     $2,371,584
   -------------------------------  ==========   ==========   =========     ==========
   Percent of net assets                  3.06%        3.78%       0.75%          1.98%
   -------------------------------  ==========   ==========   =========     ==========
   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period       96,178      418,199      76,685             --
     Unit value                     $   18.637   $   10.796   $  11.702     $       --
   -------------------------------  ----------   ----------   ---------     ----------
                                     1,792,471    4,514,998     897,407             --
   -------------------------------  ----------   ----------   ---------     ----------
   LVUL Policies:
     Units in accumulation period      118,467           --          --        202,869
     Unit value                     $   15.583   $       --   $      --     $   11.466
   -------------------------------  ----------   ----------   ---------     ----------
                                     1,846,123           --          --      2,326,180
   -------------------------------  ----------   ----------   ---------     ----------
   VUL-DB Policies:
     Units in accumulation period        1,055           --          --          3,748
     Unit value                     $   13.884   $       --   $      --     $   12.114
   -------------------------------  ----------   ----------   ---------     ----------
                                        14,643           --          --         45,404
   -------------------------------  ----------   ----------   ---------     ----------
   NET ASSETS                       $3,653,237   $4,514,998   $ 897,407     $2,371,584
   -------------------------------  ==========   ==========   =========     ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
DECEMBER 31, 1999

                                                     FIDELITY                     JANUS
                                        FIDELITY     VIP III         JANUS        ASPEN
                                        VIP II       GROWTH          ASPEN        SERIES                    LN
                                        INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    LN           CAPITAL
                                        GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       BOND         APPRECIATION
                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ---------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at
     Market--Affiliated
     (Cost $27,626,132)                 $       --    $        --    $       --   $       --   $2,250,443    $2,307,707
     Investments at
     Market--Unaffiliated
     (Cost $79,563,067)                  2,312,798      1,485,092     3,009,790    4,092,079           --            --
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
     Total Investments                   2,312,798      1,485,092     3,009,790    4,092,079    2,250,443     2,307,707
     Dividend Receivable                        --             --            --           --           --            --
   TOTAL ASSETS                          2,312,798      1,485,092     3,009,790    4,092,079    2,250,443     2,307,707
   LIABILITY--
   Payable to The Lincoln National
      Life Insurance Company                    51             30            62           83           47            48
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET ASSETS                           $2,312,747    $ 1,485,062    $3,009,728   $4,091,996   $2,250,396    $2,307,659
   ----------------------------------   ==========    ===========    ==========   ==========   ==========    ==========
   Percent of net assets                      1.93%          1.24%         2.52%        3.42%        1.88%         1.93%
   ----------------------------------   ==========    ===========    ==========   ==========   ==========    ==========

   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period          224,937             --            --           --           --            --
     Unit value                         $   10.282    $        --    $       --   $       --   $       --    $       --
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
                                         2,312,747             --            --           --           --            --
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   LVUL Policies:
     Units in accumulation period               --        147,153       261,892      265,069      225,312       173,337
     Unit value                         $       --    $    10.053    $   11.377   $   15.087   $    9.958    $   12.919
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
                                                --      1,479,343     2,979,633    3,999,093    2,243,617     2,239,337
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   VUL-DB Policies:
     Units in accumulation period               --            524         2,543        6,434          678         5,298
     Unit value                         $       --    $    10.908    $   11.833   $   14.440   $   10.001    $   12.895
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
                                                --          5,719        30,095       92,903        6,779        68,322
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET ASSETS                           $2,312,747    $ 1,485,062    $3,009,728   $4,091,996   $2,250,396    $2,307,659
   ----------------------------------   ==========    ===========    ==========   ==========   ==========    ==========


                                                 LN
                                    LN           GLOBAL       LN            LN           MFS
                                    EQUITY-      ASSET        MONEY         SOCIAL       EMERGING
                                    INCOME       ALLOCATION   MARKET        AWARENESS    GROWTH
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
   -------------------------------
   ASSETS
     Investments at
     Market--Affiliated
     (Cost $27,626,132)             $ 214,504    $ 119,502    $16,394,196   $ 578,429    $       --
     Investments at
     Market--Unaffiliated
     (Cost $79,563,067)                    --           --             --          --     8,932,616
   -------------------------------  ---------    ---------    -----------   ---------    ----------
     Total Investments                214,504      119,502     16,394,196     578,429     8,932,616
     Dividend Receivable                   --           --             --          --            --
   TOTAL ASSETS                       214,504      119,502     16,394,196     578,429     8,932,616
   LIABILITY--
   Payable to The Lincoln National
      Life Insurance Company                4            2            355          12           185
   -------------------------------  ---------    ---------    -----------   ---------    ----------
   NET ASSETS                       $ 214,500    $ 119,500    $16,393,841   $ 578,417    $8,932,431
   -------------------------------  =========    =========    ===========   =========    ==========
   Percent of net assets                 0.18%        0.10%         13.72%       0.48%         7.47%
   -------------------------------  =========    =========    ===========   =========    ==========
   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period          --           --        549,282          --       151,327
     Unit value                     $      --    $      --    $    10.622   $      --    $   20.051
   -------------------------------  ---------    ---------    -----------   ---------    ----------
                                           --           --      5,834,385          --     3,034,218
   -------------------------------  ---------    ---------    -----------   ---------    ----------
   LVUL Policies:
     Units in accumulation period      21,553       10,961        862,204      51,662       354,598
     Unit value                     $   9.830    $  10.812    $    10.273   $  11.176    $   16.498
   -------------------------------  ---------    ---------    -----------   ---------    ----------
                                      211,878      118,507      8,857,709     577,361     5,850,136
   -------------------------------  ---------    ---------    -----------   ---------    ----------
   VUL-DB Policies:
     Units in accumulation period         232           89        168,723          89         2,996
     Unit value                     $  11.319    $  11.177    $    10.086   $  11.886    $   16.049
   -------------------------------  ---------    ---------    -----------   ---------    ----------
                                        2,622          993      1,701,747       1,056        48,077
   -------------------------------  ---------    ---------    -----------   ---------    ----------
   NET ASSETS                       $ 214,500    $ 119,500    $16,393,841   $ 578,417    $8,932,431
   -------------------------------  =========    =========    ===========   =========    ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
DECEMBER 31, 1999

                                                                                                     OCC
                                                 MFS                       AMT                       ACCUMULATION   OCC
                                                 TOTAL        MFS          MID-CAP      AMT          GLOBAL         ACCUMULATION
                                                 RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
   -----------------------------------------------------------------------------------------------------------------------------
   ASSETS
     Investments at Market--Affiliated
     (Cost $27,626,132)                          $       --   $       --   $      --    $      --    $        --    $        --
     Investments at Market--Unaffiliated
     (Cost $79,563,067)                           2,620,778    1,874,323     689,832      180,986        586,589        832,378
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
     Total Investments                            2,620,778    1,874,323     689,832      180,986        586,589        832,378
     Dividend Receivable                                 --           --          --           --             --             --
   TOTAL ASSETS                                   2,620,778    1,874,323     689,832      180,986        586,589        832,378
   LIABILITY--
   Payable to The Lincoln National Life
      Insurance Company                                  56           40          14            4             13             18
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET ASSETS                                    $2,620,722   $1,874,283   $ 689,818    $ 180,982    $   586,576    $   832,360
   -------------------------------------------   ==========   ==========   =========    =========    ===========    ===========
   Percent of net assets                               2.19%        1.57%       0.58%        0.15%          0.49%          0.70%
   -------------------------------------------   ==========   ==========   =========    =========    ===========    ===========

   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period                   176,952       91,206          --           --         47,556         81,740
     Unit value                                  $   10.623   $   14.003   $      --    $      --    $    12.334    $    10.183
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
                                                  1,879,685    1,277,133          --           --        586,576        832,360
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   LVUL Policies:
     Units in accumulation period                    73,463       48,482      45,686       18,919             --             --
     Unit value                                  $    9.837   $   12.170   $  15.069    $   9.513    $        --    $        --
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
                                                    722,651      590,017     688,461      179,970             --             --
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   VUL-DB Policies:
     Units in accumulation period                     1,760          592          89           89             --             --
     Unit value                                  $   10.448   $   12.059   $  15.277    $  11.386    $        --    $        --
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
                                                     18,386        7,133       1,357        1,012             --             --
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET ASSETS                                    $2,620,722   $1,874,283   $ 689,818    $ 180,982    $   586,576    $   832,360
   -------------------------------------------   ==========   ==========   =========    =========    ===========    ===========


                                                TEMPLETON                    TEMPLETON                    TEMPLETON
                                                ASSET        TEMPLETON       INTERNATIONAL   TEMPLETON    STOCK
                                                ALLOCATION   INTERNATIONAL   CLASS 2         STOCK        CLASS 2
                                                SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
   -------------------------------------------
   ASSETS
     Investments at Market--Affiliated
     (Cost $27,626,132)                         $      --     $        --     $        --    $      --    $      --
     Investments at Market--Unaffiliated
     (Cost $79,563,067)                           305,090       3,106,566       1,308,007      509,120       67,325
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
     Total Investments                            305,090       3,106,566       1,308,007      509,120       67,325
     Dividend Receivable                               --              --              --           --           --
   TOTAL ASSETS                                   305,090       3,106,566       1,308,007      509,120       67,325
   LIABILITY--
   Payable to The Lincoln National Life
      Insurance Company                                 7              67              27           11            1
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET ASSETS                                   $ 305,083     $ 3,106,499     $ 1,307,980    $ 509,109    $  67,324
   -------------------------------------------  =========     ===========     ===========    =========    =========
   Percent of net assets                             0.26%           2.60%           1.09%        0.43%        0.06%
   -------------------------------------------  =========     ===========     ===========    =========    =========
   NET ASSETS ARE REPRESENTED BY:
   VUL I Policies:
     Units in accumulation period                  25,362         263,418              --       42,937           --
     Unit value                                 $  12.029     $    11.793     $        --    $  11.857    $      --
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
                                                  305,083       3,106,499              --      509,109           --
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   LVUL Policies:
     Units in accumulation period                      --              --         115,540           --        5,620
     Unit value                                 $      --     $        --     $    11.267    $      --    $  11.540
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
                                                       --              --       1,301,803           --       64,855
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   VUL-DB Policies:
     Units in accumulation period                      --              --             528           --          205
     Unit value                                 $      --     $        --     $    11.696    $      --    $  12.069
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
                                                       --              --           6,177           --        2,469
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET ASSETS                                   $ 305,083     $ 3,106,499     $ 1,307,980    $ 509,109    $  67,324
   -------------------------------------------  =========     ===========     ===========    =========    =========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                    AIM V.I.       AIM V.I.                   AIM V.I.
                                                    CAPITAL        DIVERSIFIED   AIM V.I.     INTERNATIONAL   AIM V.I.
                                                    APPRECIATION   INCOME        GROWTH       EQUITY          VALUE
                                      COMBINED      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
   ---------------------------------------------------------------------------------------------------------------------
   PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998
   Net Investment Income (Loss):
     Dividends from investment
        income                        $    38,020    $      508     $   7,032    $    2,314    $        --    $    3,875
     Dividends from net realized
        gains on investments              119,630         9,006         2,243        43,375             --        34,275
     Mortality and expense
        guarantees - VUL I                (12,114)         (528)         (244)         (893)            --          (797)
   --------------------------------   -----------    ----------     ---------    ----------    -----------    ----------
   NET INVESTMENT INCOME (LOSS)           145,536         8,986         9,031        44,796             --        37,353
   Net Realized and Unrealized Gain
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                        13,135           572          (231)        1,004             --         2,502
     Net change in unrealized
        appreciation or
        depreciation on investments       502,853        44,531        (7,193)       70,745             --        69,059
   --------------------------------   -----------    ----------     ---------    ----------    -----------    ----------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS               515,988        45,103        (7,424)       71,749             --        71,561
   --------------------------------   -----------    ----------     ---------    ----------    -----------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                      $   661,524    $   54,089     $   1,607    $  116,545    $        --    $  108,914
   --------------------------------   ===========    ==========     =========    ==========    ===========    ==========

   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment
        income                        $   708,072    $    2,374     $  28,453    $   19,481    $       827    $   32,972
     Dividends from net realized
        gains on investments            1,043,858        74,078            --       341,494          3,472       172,422
     Mortality and expense
        guarantees:
       VUL I                             (270,610)      (14,995)       (2,683)      (21,104)            --       (29,392)
       LVUL                               (82,320)           --            --        (9,893)          (195)      (10,866)
       VUL-DB                                (311)           --            --           (18)            (2)          (23)
   --------------------------------   -----------    ----------     ---------    ----------    -----------    ----------
   NET INVESTMENT INCOME (LOSS)         1,398,689        61,457        25,770       329,960          4,102       165,113
   Net Realized and Unrealized Gain
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                       528,621        57,689        (1,348)       82,345            282        94,081
     Net change in unrealized
        appreciation or
        depreciation on investments    11,833,812       894,541       (32,495)    1,409,677         33,598     1,487,488
   --------------------------------   -----------    ----------     ---------    ----------    -----------    ----------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS            12,362,433       952,230       (33,843)    1,492,022         33,880     1,581,569
   --------------------------------   -----------    ----------     ---------    ----------    -----------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                      $13,761,122    $1,013,687     $  (8,073)   $1,821,982    $    37,982    $1,746,682
   --------------------------------   ===========    ==========     =========    ==========    ===========    ==========

                                               AVIS         AVIS                          BT
                                  AVIS         GROWTH &     GLOBAL SMALL     BARON        EAFE
                                  GROWTH       INCOME       CAPITALIZATION   CAPITAL      EQUITY
                                  CLASS 2      CLASS 2      CLASS 2          ASSET        INDEX
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
   -----------------------------
   PERIOD FROM JUNE 18, 1998 TO
   Net Investment Income (Loss):
     Dividends from investment
        income                    $      --    $      --      $        --    $      --    $      --
     Dividends from net realized
        gains on investments             --           --               --           --           --
     Mortality and expense
        guarantees - VUL I               --           --               --           --           --
   -----------------------------  ---------    ---------      -----------    ---------    ---------
   NET INVESTMENT INCOME (LOSS)          --           --               --           --           --
   Net Realized and Unrealized G
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                      --           --               --           --           --
     Net change in unrealized
        appreciation or
        depreciation on investme         --           --               --           --           --
   -----------------------------  ---------    ---------      -----------    ---------    ---------
   NET REALIZED AND UNREALIZED G
      (LOSS) ON INVESTMENTS              --           --               --           --           --
   -----------------------------  ---------    ---------      -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NE
      ASSETS RESULTING FROM
      OPERATIONS                  $      --    $      --      $        --    $      --    $      --
   -----------------------------  =========    =========      ===========    =========    =========
   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment
        income                    $      --    $       5      $        --    $       1    $   9,596
     Dividends from net realized
        gains on investments          1,059          211              107           11       17,927
     Mortality and expense
        guarantees:
       VUL I                             --           --               --           --           --
       LVUL                              --           --               --         (263)        (654)
       VUL-DB                            (8)          (2)              (2)          (2)          (3)
   -----------------------------  ---------    ---------      -----------    ---------    ---------
   NET INVESTMENT INCOME (LOSS)       1,051          214              105         (253)      26,866
   Net Realized and Unrealized G
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                       2           (1)               6         (623)       2,214
     Net change in unrealized
        appreciation or
        depreciation on investme        622         (100)             195       29,918       39,201
   -----------------------------  ---------    ---------      -----------    ---------    ---------
   NET REALIZED AND UNREALIZED G
      (LOSS) ON INVESTMENTS             624         (101)             201       29,295       41,415
   -----------------------------  ---------    ---------      -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NE
      ASSETS RESULTING FROM
      OPERATIONS                  $   1,675    $     113      $       306    $  29,042    $  68,281
   -----------------------------  =========    =========      ===========    =========    =========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                                                            DELAWARE     DELAWARE
                                        BT           BT           DELAWARE     DELAWARE     PREMIUM      PREMIUM      DELAWARE
                                        EQUITY       SMALL        PREMIUM      PREMIUM      EMERGING     SMALL        PREMIUM
                                        500 INDEX    CAP INDEX    DELCHESTER   DEVON        MARKETS      CAP VALUE    REIT
                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   -----------------------------------------------------------------------------------------------------------------------------
   PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998
   Net Investment Income (Loss):
     Dividends from investment income   $    4,231   $      --    $      --    $      --    $      --    $      --    $      --
     Dividends from net realized
        gains on investments                27,082          --           --           --           --           --           --
     Mortality and expense guarantees
        - VUL I                             (2,531)         --           --           --          (17)        (247)          --
   ----------------------------------   ----------   ---------    ---------    ---------    ---------    ---------    ---------
   NET INVESTMENT INCOME (LOSS)             28,782          --           --           --          (17)        (247)          --
   Net Realized and Unrealized Gain
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                          3,674          --           --           --          (75)         946           --
     Net change in unrealized
        appreciation or depreciation
        on investments                     111,040          --           --           --         (512)      19,663           --
   ----------------------------------   ----------   ---------    ---------    ---------    ---------    ---------    ---------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                114,714          --           --           --         (587)      20,609           --
   ----------------------------------   ----------   ---------    ---------    ---------    ---------    ---------    ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        $  143,496   $      --    $      --    $      --    $    (604)   $  20,362    $      --
   ----------------------------------   ==========   =========    =========    =========    =========    =========    =========
   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment income   $  125,411   $   4,719    $   4,476    $      --    $     747    $   7,394    $      --
     Dividends from net realized
        gains on investments                58,975      13,510           --           --           --        3,033           --
     Mortality and expense
        guarantees:
       VUL I                               (57,431)         --           --           --       (1,046)      (8,959)          --
       LVUL                                (12,968)       (508)        (308)         (57)        (395)        (600)         (15)
       VUL-DB                                  (13)         (2)          (2)          (2)          (6)          (2)          (2)
   ----------------------------------   ----------   ---------    ---------    ---------    ---------    ---------    ---------
   NET INVESTMENT INCOME (LOSS)            113,974      17,719        4,166          (59)        (700)         866          (17)
   Net Realized and Unrealized Gain
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                        121,178         614         (227)         140          618      (14,536)         (19)
     Net change in unrealized
        appreciation or depreciation
        on investments                   1,738,936      38,073       (3,867)         812      106,630      (17,712)          47
   ----------------------------------   ----------   ---------    ---------    ---------    ---------    ---------    ---------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS              1,860,114      38,687       (4,094)         952      107,248      (32,248)          28
   ----------------------------------   ----------   ---------    ---------    ---------    ---------    ---------    ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        $1,974,088   $  56,406    $      72    $     893    $ 106,548    $ (31,382)   $      11
   ----------------------------------   ==========   =========    =========    =========    =========    =========    =========

                                                 FIDELITY     FIDELITY     FIDELITY
                                    DELAWARE     VIP          VIP II       VIP II
                                    PREMIUM      EQUITY-      ASSET        CONTRAFUND
                                    TREND        INCOME       MANAGER      SERVICE CLASS
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   -------------------------------
   PERIOD FROM JUNE 18, 1998 TO DE
   Net Investment Income (Loss):
     Dividends from investment inc  $      --    $      --    $      --     $       --
     Dividends from net realized
        gains on investments               --           --           --             --
     Mortality and expense guarant
        - VUL I                          (225)        (881)         (73)            --
   -------------------------------  ---------    ---------    ---------     ----------
   NET INVESTMENT INCOME (LOSS)          (225)        (881)         (73)            --
   Net Realized and Unrealized Gai
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                       593        1,374          362             --
     Net change in unrealized
        appreciation or depreciati
        on investments                 30,739       48,819        4,003             --
   -------------------------------  ---------    ---------    ---------     ----------
   NET REALIZED AND UNREALIZED GAI
      (LOSS) ON INVESTMENTS            31,332       50,193        4,365             --
   -------------------------------  ---------    ---------    ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                    $  31,107    $  49,312    $   4,292     $       --
   -------------------------------  =========    =========    =========     ==========
   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment inc  $      46    $  18,261    $   4,204     $       --
     Dividends from net realized
        gains on investments               --       40,365        5,324             --
     Mortality and expense
        guarantees:
       VUL I                           (7,115)     (23,929)      (3,903)            --
       LVUL                            (1,652)          --           --         (3,052)
       VUL-DB                              (5)          --           --             (8)
   -------------------------------  ---------    ---------    ---------     ----------
   NET INVESTMENT INCOME (LOSS)        (8,726)      34,697        5,625         (3,060)
   Net Realized and Unrealized Gai
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                    22,249        5,664        1,235          8,471
     Net change in unrealized
        appreciation or depreciati
        on investments                899,442      (12,316)      55,916        213,827
   -------------------------------  ---------    ---------    ---------     ----------
   NET REALIZED AND UNREALIZED GAI
      (LOSS) ON INVESTMENTS           921,691       (6,652)      57,151        222,298
   -------------------------------  ---------    ---------    ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                    $ 912,965    $  28,045    $  62,776     $  219,238
   -------------------------------  =========    =========    =========     ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                     FIDELITY                     JANUS
                                        FIDELITY     VIP III         JANUS        ASPEN
                                        VIP II       GROWTH          ASPEN        SERIES                    LN
                                        INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    LN           CAPITAL
                                        GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       BOND         APPRECIATION
                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ---------------------------------------------------------------------------------------------------------------------
   PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998
   Net Investment Income (Loss):
     Dividends from investment income   $      --     $        --    $      --    $      --    $      --     $       --
     Dividends from net realized
        gains on investments                   --              --           --           --           --             --
     Mortality and expense guarantees
        - VUL I                              (461)             --           --           --           --             --
   ----------------------------------   ----------    -----------    ---------    ---------    ---------     ----------
   NET INVESTMENT INCOME (LOSS)              (461)             --           --           --           --             --
   Net Realized and Unrealized Gain
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                            72              --           --           --           --             --
     Net change in unrealized
        appreciation or depreciation
        on investments                      5,094              --           --           --           --             --
   ----------------------------------   ----------    -----------    ---------    ---------    ---------     ----------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                 5,166              --           --           --           --             --
   ----------------------------------   ----------    -----------    ---------    ---------    ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        $   4,705     $        --    $      --    $      --    $      --     $       --
   ----------------------------------   ==========    ===========    =========    =========    =========     ==========
   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment income   $  21,279     $        --    $  31,010    $       3    $  21,511     $       --
     Dividends from net realized
        gains on investments                6,676              --           --           --           --             --
     Mortality and expense
        guarantees:
       VUL I                              (11,282)             --           --           --           --             --
       LVUL                                    --          (1,669)      (3,457)      (4,060)      (1,523)        (2,227)
       VUL-DB                                  --              (2)         (11)         (14)          (3)           (13)
   ----------------------------------   ----------    -----------    ---------    ---------    ---------     ----------
   NET INVESTMENT INCOME (LOSS)            16,673          (1,671)      27,542       (4,071)      19,985         (2,240)
   Net Realized and Unrealized Gain
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                        (6,618)         (2,551)      15,984       13,553         (144)        24,904
     Net change in unrealized
        appreciation or depreciation
        on investments                    (28,284)         35,718      187,623      718,343      (45,375)       209,924
   ----------------------------------   ----------    -----------    ---------    ---------    ---------     ----------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS               (34,902)         33,167      203,607      731,896      (45,519)       234,828
   ----------------------------------   ----------    -----------    ---------    ---------    ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        $ (18,229)    $    31,496    $ 231,149    $ 727,825    $ (25,534)    $  232,588
   ----------------------------------   ==========    ===========    =========    =========    =========     ==========


                                                 LN
                                    LN           GLOBAL       LN           LN           MFS
                                    EQUITY-      ASSET        MONEY        SOCIAL       EMERGING
                                    INCOME       ALLOCATION   MARKET       AWARENESS    GROWTH
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   -------------------------------
   PERIOD FROM JUNE 18, 1998 TO DE
   Net Investment Income (Loss):
     Dividends from investment inc  $      --    $      --    $  19,001    $      --    $       --
     Dividends from net realized
        gains on investments               --           --           --           --            --
     Mortality and expense guarant
        - VUL I                            --           --       (3,216)          --          (252)
   -------------------------------  ---------    ---------    ---------    ---------    ----------
   NET INVESTMENT INCOME (LOSS)            --           --       15,785           --          (252)
   Net Realized and Unrealized Gai
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                        --           --           --           --           592
     Net change in unrealized
        appreciation or depreciati
        on investments                     --           --           --           --        41,059
   -------------------------------  ---------    ---------    ---------    ---------    ----------
   NET REALIZED AND UNREALIZED GAI
      (LOSS) ON INVESTMENTS                --           --           --           --        41,651
   -------------------------------  ---------    ---------    ---------    ---------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                    $      --    $      --    $  15,785    $      --    $   41,399
   -------------------------------  =========    =========    =========    =========    ==========
   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment inc  $     297    $     374    $ 293,414    $   1,906    $       --
     Dividends from net realized
        gains on investments               --           --           --           --            --
     Mortality and expense
        guarantees:
       VUL I                               --           --      (34,391)          --       (10,782)
       LVUL                              (153)        (133)     (13,538)      (1,071)       (8,916)
       VUL-DB                              (2)          (2)        (135)          (2)          (10)
   -------------------------------  ---------    ---------    ---------    ---------    ----------
   NET INVESTMENT INCOME (LOSS)           142          239      245,350          833       (19,708)
   Net Realized and Unrealized Gai
      (Loss) on Investments:
     Net realized gain (loss) on
        investments                       519           12           --        2,621        61,460
     Net change in unrealized
        appreciation or depreciati
        on investments                  7,477        6,950           --       41,921     2,881,313
   -------------------------------  ---------    ---------    ---------    ---------    ----------
   NET REALIZED AND UNREALIZED GAI
      (LOSS) ON INVESTMENTS             7,996        6,962           --       44,542     2,942,773
   -------------------------------  ---------    ---------    ---------    ---------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                    $   8,138    $   7,201    $ 245,350    $  45,375    $2,923,065
   -------------------------------  =========    =========    =========    =========    ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                                                                      OCC
                                                  MFS                       AMT                       ACCUMULATION   OCC
                                                  TOTAL        MFS          MID-CAP      AMT          GLOBAL         ACCUMULATION
                                                  RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------------------
   PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998
   Net Investment Income (Loss):
     Dividends from investment income             $      --    $      --    $      --    $      --    $     1,059    $        --
     Dividends from net realized gains on
        investments                                      --           --           --           --          3,647              2
     Mortality and expense guarantees - VUL I          (451)        (319)          --           --           (104)          (140)
   --------------------------------------------   ---------    ---------    ---------    ---------    -----------    -----------
   NET INVESTMENT INCOME (LOSS)                        (451)        (319)          --           --          4,602           (138)
   Net Realized and Unrealized Gain (Loss) on
      Investments:
     Net realized gain (loss) on investments            599          600           --           --            660             85
     Net change in unrealized appreciation or
        depreciation on investments                  18,520       15,337           --           --          1,012          4,808
   --------------------------------------------   ---------    ---------    ---------    ---------    -----------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                    19,119       15,937           --           --          1,672          4,893
   --------------------------------------------   ---------    ---------    ---------    ---------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                   $  18,668    $  15,618    $      --    $      --    $     6,274    $     4,755
   --------------------------------------------   =========    =========    =========    =========    ===========    ===========

   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment income             $  23,209    $   7,124    $      --    $      --    $     7,695    $     3,979
     Dividends from net realized gains on
        investments                                  43,039       35,818           --           --         80,398          8,929
     Mortality and expense guarantees:
       VUL I                                        (11,122)      (6,403)          --           --         (2,314)        (4,000)
       LVUL                                          (1,110)        (853)        (774)        (436)            --             --
       VUL-DB                                            (9)          (3)          (2)          (2)            --             --
   --------------------------------------------   ---------    ---------    ---------    ---------    -----------    -----------
   NET INVESTMENT INCOME (LOSS)                      54,007       35,683         (776)        (438)        85,779          8,908
   Net Realized and Unrealized Gain (Loss) on
      Investments:
     Net realized gain (loss) on investments          1,031       20,214        7,203       (2,057)         5,559            851
     Net change in unrealized appreciation or
        depreciation on investments                 (24,617)     281,617      159,991        4,883        (20,051)        (1,286)
   --------------------------------------------   ---------    ---------    ---------    ---------    -----------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                   (23,586)     301,831      167,194        2,826        (14,492)          (435)
   --------------------------------------------   ---------    ---------    ---------    ---------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                   $  30,421    $ 337,514    $ 166,418    $   2,388    $    71,287    $     8,473
   --------------------------------------------   =========    =========    =========    =========    ===========    ===========


                                                 TEMPLETON                    TEMPLETON                    TEMPLETON
                                                 ASSET        TEMPLETON       INTERNATIONAL   TEMPLETON    STOCK
                                                 ALLOCATION   INTERNATIONAL   CLASS 2         STOCK        CLASS 2
                                                 SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
   --------------------------------------------
   PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 19
   Net Investment Income (Loss):
     Dividends from investment income            $      --     $        --     $        --    $      --    $      --
     Dividends from net realized gains on
        investments                                     --              --              --           --           --
     Mortality and expense guarantees - VUL I          (45)           (582)             --         (108)          --
   --------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INVESTMENT INCOME (LOSS)                        (45)           (582)             --         (108)          --
   Net Realized and Unrealized Gain (Loss) on
      Investments:
     Net realized gain (loss) on investments           234            (357)             --          (71)          --
     Net change in unrealized appreciation or
        depreciation on investments                  2,272          21,136              --        2,721           --
   --------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                    2,506          20,779              --        2,650           --
   --------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                  $   2,461     $    20,197     $        --    $   2,542    $      --
   --------------------------------------------  =========     ===========     ===========    =========    =========
   YEAR ENDED DECEMBER 31, 1999
   Net Investment Income (Loss):
     Dividends from investment income            $   1,857     $    32,375     $        --    $   3,072    $      --
     Dividends from net realized gains on
        investments                                 10,335         112,459              --       14,216           --
     Mortality and expense guarantees:
       VUL I                                        (1,295)        (16,129)             --       (2,335)          --
       LVUL                                             --              --            (906)          --          (68)
       VUL-DB                                           --              --               3           --           (2)
   --------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INVESTMENT INCOME (LOSS)                     10,897         128,705            (903)      14,953          (70)
   Net Realized and Unrealized Gain (Loss) on
      Investments:
     Net realized gain (loss) on investments            48           6,081             (86)        (193)         196
     Net change in unrealized appreciation or
        depreciation on investments                 23,978         348,831          86,846       69,824        5,753
   --------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS                                   24,026         354,912          86,760       69,631        5,949
   --------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                  $  34,923     $   483,617     $    85,857    $  84,584    $   5,879
   --------------------------------------------  =========     ===========     ===========    =========    =========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                            AIM            AIM                         AIM
                                                            V.I.           V.I.          AIM           V.I.            AIM
                                                            CAPITAL        DIVERSIFIED   V.I.          INTERNATIONAL   V.I.
                                                            APPRECIATION   INCOME        GROWTH        EQUITY          VALUE
                                             COMBINED       SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
   -------------------------------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)            $    145,536    $    8,986     $   9,031    $    44,796    $        --    $    37,353
     Net realized gain (loss) on
     investments                                   13,135           572          (231)         1,004             --          2,502
     Net change in unrealized appreciation
     or depreciation on investments               502,853        44,531        (7,193)        70,745             --         69,059
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                   661,524        54,089         1,607        116,545             --        108,914
   Change From Unit Transactions:
     Participant purchases                     20,516,015       440,198       220,792        871,193             --      1,007,254
     Participant withdrawals                   (6,789,814)      (27,149)      (42,127)       (56,295)            --        (61,324)
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS                   13,726,201       413,049       178,665        814,898             --        945,930
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS                14,387,725       467,138       180,272        931,443             --      1,054,844
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET ASSETS AT DECEMBER 31, 1998             14,387,725       467,138       180,272        931,443             --      1,054,844
   Changes From Operations:
     Net investment income (loss)               1,398,689        61,457        25,770        329,960          4,102        165,113
     Net realized gain (loss) on
     investments                                  528,621        57,689        (1,348)        82,345            282         94,081
     Net change in unrealized appreciation
     or depreciation on investments            11,833,812       894,541       (32,495)     1,409,677         33,598      1,487,488
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                13,761,122     1,013,687        (8,073)     1,821,982         37,982      1,746,682
   Change From Unit Transactions:
     Participant purchases                    139,928,307     2,409,008       354,673      9,187,445        178,708     12,407,218
     Participant withdrawals                  (48,553,197)     (324,017)      (66,027)      (901,664)        (7,977)    (1,112,168)
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS                   91,375,110     2,084,991       288,646      8,285,781        170,731     11,295,050
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS               105,136,232     3,098,678       280,573     10,107,763        208,713     13,041,732
   ---------------------------------------   ------------    ----------     ---------    -----------    -----------    -----------
   NET ASSETS AT DECEMBER 31, 1999           $119,523,957    $3,565,816     $ 460,845    $11,039,206    $   208,713    $14,096,576
   ---------------------------------------   ============    ==========     =========    ===========    ===========    ===========

                                                         AVIS         AVIS
                                            AVIS         GROWTH &     GLOBAL SMALL     BARON        BT
                                            GROWTH       INCOME       CAPITALIZATION   CAPITAL      EAFE
                                            CLASS 2      CLASS 2      CLASS 2          ASSET        EQUITY INDEX
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
   ---------------------------------------
   Changes From Operations:
     Net investment income (loss)           $      --    $      --      $        --    $      --    $        --
     Net realized gain (loss) on
     investments                                   --           --               --           --             --
     Net change in unrealized appreciation
     or depreciation on investments                --           --               --           --             --
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    --           --               --           --             --
   Change From Unit Transactions:
     Participant purchases                         --           --               --           --             --
     Participant withdrawals                       --           --               --           --             --
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS                       --           --               --           --             --
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   TOTAL INCREASE IN NET ASSETS                    --           --               --           --             --
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET ASSETS AT DECEMBER 31, 1998                 --           --               --           --             --
   Changes From Operations:
     Net investment income (loss)               1,051          214              105         (253)        26,866
     Net realized gain (loss) on
     investments                                    2           (1)               6         (623)         2,214
     Net change in unrealized appreciation
     or depreciation on investments               622         (100)             195       29,918         39,201
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                 1,675          113              306       29,042         68,281
   Change From Unit Transactions:
     Participant purchases                     49,345        1,320              991      295,372        582,674
     Participant withdrawals                   (2,701)        (138)            (109)     (25,121)       (37,848)
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET INCREASE IN NET ASSETS RESULTING
      FROM UNIT TRANSACTIONS                   46,644        1,182              882      270,251        544,826
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   TOTAL INCREASE IN NET ASSETS                48,319        1,295            1,188      299,293        613,107
   ---------------------------------------  ---------    ---------      -----------    ---------    -----------
   NET ASSETS AT DECEMBER 31, 1999          $  48,319    $   1,295      $     1,188    $ 299,293    $   613,107
   ---------------------------------------  =========    =========      ===========    =========    ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                                                             DELAWARE     DELAWARE
                                        BT            BT           DELAWARE     DELAWARE     PREMIUM      PREMIUM      DELAWARE
                                        EQUITY        SMALL        PREMIUM      PREMIUM      EMERGING     SMALL        PREMIUM
                                        500 INDEX     CAP INDEX    DELCHESTER   DEVON        MARKETS      CAP VALUE    REIT
                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ------------------------------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)       $    28,782   $      --    $      --    $      --    $     (17)   $     (247)  $      --
     Net realized gain (loss) on
     investments                              3,674          --           --           --          (75)          946          --
     Net change in unrealized
     appreciation or depreciation on
     investments                            111,040          --           --           --         (512)       19,663          --
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                            143,496          --           --           --         (604)       20,362          --
   Change From Unit Transactions:
     Participant purchases                2,738,345          --           --           --       15,958       278,003          --
     Participant withdrawals                (53,631)         --           --           --       (1,610)      (18,198)         --
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                        2,684,714          --           --           --       14,348       259,805          --
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   TOTAL INCREASE IN NET ASSETS           2,828,210          --           --           --       13,744       280,167          --
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   NET ASSETS AT DECEMBER 31, 1998        2,828,210          --           --           --       13,744       280,167          --
   Changes From Operations:
     Net investment income (loss)           113,974      17,719        4,166          (59)        (700)          866         (17)
     Net realized gain (loss) on
     investments                            121,178         614         (227)         140          618       (14,536)        (19)
     Net change in unrealized
     appreciation or depreciation on
     investments                          1,738,936      38,073       (3,867)         812      106,630       (17,712)         47
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                          1,974,088      56,406           72          893      106,548       (31,382)         11
   Change From Unit Transactions:
     Participant purchases               16,329,550     459,957      202,822       70,663      667,277     2,370,132       9,578
     Participant withdrawals             (1,021,337)    (16,234)     (11,012)      (2,381)     (44,689)     (266,984)       (739)
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                       15,308,213     443,723      191,810       68,282      622,588     2,103,148       8,839
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   TOTAL INCREASE IN NET ASSETS          17,282,301     500,129      191,882       69,175      729,136     2,071,766       8,850
   ----------------------------------   -----------   ---------    ---------    ---------    ---------    ----------   ---------
   NET ASSETS AT DECEMBER 31, 1999      $20,110,511   $ 500,129    $ 191,882    $  69,175    $ 742,880    $2,351,933   $   8,850
   ----------------------------------   ===========   =========    =========    =========    =========    ==========   =========

                                                 FIDELITY     FIDELITY     FIDELITY
                                    DELAWARE     VIP          VIP II       VIP II
                                    PREMIUM      EQUITY-      ASSET        CONTRAFUND
                                    TREND        INCOME       MANAGER      SERVICE CLASS
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   -------------------------------
   Changes From Operations:
     Net investment income (loss)   $     (225)  $     (881)  $     (73)    $       --
     Net realized gain (loss) on
     investments                           593        1,374         362             --
     Net change in unrealized
     appreciation or depreciation
     investments                        30,739       48,819       4,003             --
   -------------------------------  ----------   ----------   ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        31,107       49,312       4,292             --
   Change From Unit Transactions:
     Participant purchases             316,822      874,010      86,282             --
     Participant withdrawals           (10,588)     (59,221)     (9,144)            --
   -------------------------------  ----------   ----------   ---------     ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                     306,234      814,789      77,138             --
   -------------------------------  ----------   ----------   ---------     ----------
   TOTAL INCREASE IN NET ASSETS        337,341      864,101      81,430             --
   -------------------------------  ----------   ----------   ---------     ----------
   NET ASSETS AT DECEMBER 31, 1998     337,341      864,101      81,430             --
   Changes From Operations:
     Net investment income (loss)       (8,726)      34,697       5,625         (3,060)
     Net realized gain (loss) on
     investments                        22,249        5,664       1,235          8,471
     Net change in unrealized
     appreciation or depreciation
     investments                       899,442      (12,316)     55,916        213,827
   -------------------------------  ----------   ----------   ---------     ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                       912,965       28,045      62,776        219,238
   Change From Unit Transactions:
     Participant purchases           2,605,257    4,049,302     844,190      2,269,529
     Participant withdrawals          (202,326)    (426,450)    (90,989)      (117,183)
   -------------------------------  ----------   ----------   ---------     ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                   2,402,931    3,622,852     753,201      2,152,346
   -------------------------------  ----------   ----------   ---------     ----------
   TOTAL INCREASE IN NET ASSETS      3,315,896    3,650,897     815,977      2,371,584
   -------------------------------  ----------   ----------   ---------     ----------
   NET ASSETS AT DECEMBER 31, 1999  $3,653,237   $4,514,998   $ 897,407     $2,371,584
   -------------------------------  ==========   ==========   =========     ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                     FIDELITY                     JANUS
                                        FIDELITY     VIP III         JANUS        ASPEN
                                        VIP II       GROWTH          ASPEN        SERIES                    LN
                                        INVESTMENT   OPPORTUNITIES   SERIES       WORLDWIDE    LN           CAPITAL
                                        GRADE BOND   SERVICE CLASS   BALANCED     GROWTH       BOND         APPRECIATION
                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
   ---------------------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)       $     (461)   $        --    $       --   $       --   $       --    $       --
     Net realized gain (loss) on
     investments                                72             --            --           --           --            --
     Net change in unrealized
     appreciation or depreciation on
     investments                             5,094             --            --           --           --            --
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                             4,705             --            --           --           --            --
   Change From Unit Transactions:
     Participant purchases                 474,803             --            --           --           --            --
     Participant withdrawals               (30,157)            --            --           --           --            --
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                         444,646             --            --           --           --            --
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   TOTAL INCREASE IN NET ASSETS            449,351             --            --           --           --            --
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET ASSETS AT DECEMBER 31, 1998         449,351             --            --           --           --            --
   Changes From Operations:
     Net investment income (loss)           16,673         (1,671)       27,542       (4,071)      19,985        (2,240)
     Net realized gain (loss) on
     investments                            (6,618)        (2,551)       15,984       13,553         (144)       24,904
     Net change in unrealized
     appreciation or depreciation on
     investments                           (28,284)        35,718       187,623      718,343      (45,375)      209,924
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                           (18,229)        31,496       231,149      727,825      (25,534)      232,588
   Change From Unit Transactions:
     Participant purchases               2,084,025      1,526,114     2,965,963    3,562,159    2,337,796     2,171,761
     Participant withdrawals              (202,400)       (72,548)     (187,384)    (197,988)     (61,866)      (96,690)
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                       1,881,625      1,453,566     2,778,579    3,364,171    2,275,930     2,075,071
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   TOTAL INCREASE IN NET ASSETS          1,863,396      1,485,062     3,009,728    4,091,996    2,250,396     2,307,659
   ----------------------------------   ----------    -----------    ----------   ----------   ----------    ----------
   NET ASSETS AT DECEMBER 31, 1999      $2,312,747    $ 1,485,062    $3,009,728   $4,091,996   $2,250,396    $2,307,659
   ----------------------------------   ==========    ===========    ==========   ==========   ==========    ==========


                                                 LN
                                    LN           GLOBAL       LN             LN           MFS
                                    EQUITY-      ASSET        MONEY          SOCIAL       EMERGING
                                    INCOME       ALLOCATION   MARKET         AWARENESS    GROWTH
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
   -------------------------------
   Changes From Operations:
     Net investment income (loss)   $      --    $      --    $     15,785   $      --    $     (252)
     Net realized gain (loss) on
     investments                           --           --              --          --           592
     Net change in unrealized
     appreciation or depreciation
     investments                           --           --              --                    41,059
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                           --           --          15,785          --        41,399
   Change From Unit Transactions:
     Participant purchases                 --           --      10,886,091          --       308,188
     Participant withdrawals               --           --      (6,303,498)         --       (18,804)
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                         --           --       4,582,593          --       289,384
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   TOTAL INCREASE IN NET ASSETS            --           --       4,598,378          --       330,783
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   NET ASSETS AT DECEMBER 31, 1998         --           --       4,598,378          --       330,783
   Changes From Operations:
     Net investment income (loss)         142          239         245,350         833       (19,708)
     Net realized gain (loss) on
     investments                          519           12              --       2,621        61,460
     Net change in unrealized
     appreciation or depreciation
     investments                        7,477        6,950              --      41,921     2,881,313
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                        8,138        7,201         245,350      45,375     2,923,065
   Change From Unit Transactions:
     Participant purchases            214,187      117,417      52,799,689     556,555     6,133,471
     Participant withdrawals           (7,825)      (5,118)    (41,249,576)    (23,513)     (454,888)
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   NET INCREASE IN NET ASSETS
      RESULTING FROM UNIT
      TRANSACTIONS                    206,362      112,299      11,550,113     533,042     5,678,583
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   TOTAL INCREASE IN NET ASSETS       214,500      119,500      11,795,463     578,417     8,601,648
   -------------------------------  ---------    ---------    ------------   ---------    ----------
   NET ASSETS AT DECEMBER 31, 1999  $ 214,500    $ 119,500    $ 16,393,841   $ 578,417    $8,932,431
   -------------------------------  =========    =========    ============   =========    ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM JUNE 18, 1998 TO DECEMBER 31, 1998 AND THE YEAR ENDED DECEMBER 31, 1999

                                                                                                     OCC
                                                 MFS                       AMT                       ACCUMULATION   OCC
                                                 TOTAL        MFS          MID-CAP      AMT          GLOBAL         ACCUMULATION
                                                 RETURN       UTILITIES    GROWTH       PARTNERS     EQUITY         MANAGED
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
   -----------------------------------------------------------------------------------------------------------------------------
   Changes From Operations:
     Net investment income (loss)                $     (451)  $     (319)  $      --    $      --    $     4,602    $      (138)
     Net realized gain (loss) on investments            599          600          --           --            660             85
     Net change in unrealized appreciation or
     depreciation on investments                     18,520       15,337          --           --          1,012          4,808
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      18,668       15,618          --           --          6,274          4,755
   Change From Unit Transactions:
     Participant purchases                          608,312      323,546          --           --         96,433        188,146
     Participant withdrawals                        (24,996)     (11,122)         --           --         (5,799)        (9,805)
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                             583,316      312,424          --           --         90,634        178,341
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS                     601,984      328,042          --           --         96,908        183,096
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET ASSETS AT DECEMBER 31, 1998                  601,984      328,042          --           --         96,908        183,096
   Changes From Operations:
     Net investment income (loss)                    54,007       35,683        (776)        (438)        85,779          8,908
     Net realized gain (loss) on investments          1,031       20,214       7,203       (2,057)         5,559            851
     Net change in unrealized appreciation or
     depreciation on investments                    (24,617)     281,617     159,991        4,883        (20,051)        (1,286)
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                      30,421      337,514     166,418        2,388         71,287          8,473
   Change From Unit Transactions:
     Participant purchases                        2,244,107    1,371,422     540,452      320,403        475,911        731,060
     Participant withdrawals                       (255,790)    (162,695)    (17,052)    (141,809)       (57,530)       (90,269)
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                           1,988,317    1,208,727     523,400      178,594        418,381        640,791
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   TOTAL INCREASE IN NET ASSETS                   2,018,738    1,546,241     689,818      180,982        489,668        649,264
   -------------------------------------------   ----------   ----------   ---------    ---------    -----------    -----------
   NET ASSETS AT DECEMBER 31, 1999               $2,620,722   $1,874,283   $ 689,818    $ 180,982    $   586,576    $   832,360
   -------------------------------------------   ==========   ==========   =========    =========    ===========    ===========


                                                TEMPLETON                    TEMPLETON                    TEMPLETON
                                                ASSET        TEMPLETON       INTERNATIONAL   TEMPLETON    STOCK
                                                ALLOCATION   INTERNATIONAL   CLASS 2         STOCK        CLASS 2
                                                SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
   -------------------------------------------
   Changes From Operations:
     Net investment income (loss)               $     (45)    $      (582)    $        --    $    (108)   $      --
     Net realized gain (loss) on investments          234            (357)             --          (71)          --
     Net change in unrealized appreciation or
     depreciation on investments                    2,272          21,136              --        2,721           --
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                     2,461          20,197              --        2,542           --
   Change From Unit Transactions:
     Participant purchases                         37,943         643,263              --      100,433           --
     Participant withdrawals                       (3,417)        (35,182)             --       (7,747)          --
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                            34,526         608,081              --       92,686           --
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   TOTAL INCREASE IN NET ASSETS                    36,987         628,278              --       95,228           --
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET ASSETS AT DECEMBER 31, 1998                 36,987         628,278              --       95,228           --
   Changes From Operations:
     Net investment income (loss)                  10,897         128,705            (903)      14,953          (70)
     Net realized gain (loss) on investments           48           6,081             (86)        (193)         196
     Net change in unrealized appreciation or
     depreciation on investments                   23,978         348,831          86,846       69,824        5,753
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    34,923         483,617          85,857       84,584        5,879
   Change From Unit Transactions:
     Participant purchases                        274,773       2,425,159       1,275,318      387,649       67,905
     Participant withdrawals                      (41,600)       (430,555)        (53,195)     (58,352)      (6,460)
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET INCREASE IN NET ASSETS RESULTING FROM
      UNIT TRANSACTIONS                           233,173       1,994,604       1,222,123      329,297       61,445
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   TOTAL INCREASE IN NET ASSETS                   268,096       2,478,221       1,307,980      413,881       67,324
   -------------------------------------------  ---------     -----------     -----------    ---------    ---------
   NET ASSETS AT DECEMBER 31, 1999              $ 305,083     $ 3,106,499     $ 1,307,980    $ 509,109    $  67,324
   -------------------------------------------  =========     ===========     ===========    =========    =========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS

1.  ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
    THE VARIABLE ACCOUNT:
    Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consist of three products which are listed below.

    --VUL I
    --LVUL
    --VUL-DB

    The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

    BASIS OF PRESENTATION:
    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

    INVESTMENTS:
    The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of 43 portfolios of fourteen diversified open-end management investment companies, each portfolio with its own investment objective. The variable subaccounts are:

    AIM Variable Insurance Funds, Inc.:
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Diversified Income Fund
     AIM V.I. Growth Fund
     AIM V.I. International Equity Fund
     AIM V.I. Value Fund

    American Variable Insurance Series (AVIS):
     AVIS Growth Class 2 Fund
     AVIS Growth & Income Class 2 Fund
     AVIS Global Small Capitlization Class 2 Fund

    Baron Capital Funds Trust:
     Baron Capital Asset Fund

    BT Insurance Funds Trust:
     EAFE Equity Index Fund
     Equity 500 Index Fund
     Small Cap Index Fund

    Delaware Group Premium Fund, Inc.:
     Delchester Series
     Devon Series
     Emerging Markets Series
     REIT Series
     Small Cap Value Series
     Trend Series

    Fidelity Variable Insurance Products Fund:
     Equity-Income Portfolio

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED) Fidelity Variable Insurance Products Fund II:
     Asset Manager Portfolio
     Contrafund Service Class Portfolio
     Investment Grade Bond Portfolio

    Fidelity Variable Insurance Products Fund III:
     Growth Opportunities Service Class Portfolio

    Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio

    Lincoln National (LN):
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

    MFS Variable Insurance Trust:
     MFS Emerging Growth Series
     MFS Total Return Series
     MFS Utilities Series

    Neuberger Berman Advisers Management Trust (AMT):
     AMT Mid-Cap Growth Portfolio
     AMT Partners Portfolio

    OCC Accumulation Trust:
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

    Templeton Variable Products Series Fund:
     Templeton Asset Allocation Fund
     Templeton International Fund
     Templeton International Class 2 Fund
     Templeton Stock Fund
     Templeton Stock Class 2 Fund

    Investments in the variable subaccounts are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

    DIVIDENDS:
    Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES:
    Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Using current federal income tax law, no

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED) federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the three policy types within the Variable Account.

    -- VUL I is currently at an annual rate of .80% for policy years one through twelve and .55% thereafter.
    -- LVUL is currently at an annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
    -- VUL-DB is currently at an annual rate of .90% for policy years one through nineteen and .20% thereafter.

    Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the year ended December 31, 1999 and the period ended December 31, 1998 amounted to $3,155,407 and $562,526, respectively.

    Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. The fees are as follows for the three policy types within the Variable Account. Administrative fees for the year ended December 31, 1999 and the period ended December 31, 1998 totaled $347,173 and $28,319, respectively.

    -- VUL I and LVUL are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.
    -- VUL-DB is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.

    Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/or fixed account funding options. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the year ended December 31, 1999 and the period ended December 31, 1998 amounted to $5,399,180 and $501,514, respectively.

    Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. For the year ended December 31, 1999 and the period ended December 31, 1998, no transfer fees were deducted from the variable subaccounts.

    Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE (CONTINUED) allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the year ended December 31, 1999 and the period ended December 31, 1998 were $351,525 and $3,764 respectively.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

3.  NET ASSETS
    The following is a summary of net assets owned at December 31, 1999.

                                             AIM             AIM                           AIM
                                             V.I.            V.I.           AIM            V.I.             AIM
                                             CAPITAL         DIVERSIFIED    V.I.           INTERNATIONAL    V.I.
                                             APPRECIATION    INCOME         GROWTH         EQUITY           VALUE
                             COMBINED        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units           $105,101,311     $2,498,040      $ 467,311     $ 9,100,679     $   170,731     $12,240,980
Accumulated net
   investment income
   (loss)                       1,544,225         70,443         34,801         374,756           4,102         202,466
Accumulated net realized
   gain (loss) on
   investments                    541,756         58,261         (1,579)         83,349             282          96,583
Net unrealized
   appreciation
   (depreciation) on
   investments                 12,336,665        939,072        (39,688)      1,480,422          33,598       1,556,547
                             ------------     ----------      ---------     -----------     -----------     -----------
                             $119,523,957     $3,565,816      $ 460,845     $11,039,206     $   208,713     $14,096,576
                             ============     ==========      =========     ===========     ===========     ===========

                                         AVIS          AVIS
                           AVIS          GROWTH &      GLOBAL SMALL      BARON         BT
                           GROWTH        INCOME        CAPITALIZATION    CAPITAL       EAFE
                           CLASS 2       CLASS 2       CLASS 2           ASSET         EQUITY INDEX
                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
-------------------------
UNIT TRANSACTIONS:
Accumulation units         $  46,644     $   1,182       $       882     $ 270,251     $   544,826
Accumulated net
   investment income
   (loss)                      1,051           214               105          (253)         26,866
Accumulated net realized
   gain (loss) on
   investments                     2            (1)                6          (623)          2,214
Net unrealized
   appreciation
   (depreciation) on
   investments                   622          (100)              195        29,918          39,201
                           ---------     ---------       -----------     ---------     -----------
                           $  48,319     $   1,295       $     1,188     $ 299,293     $   613,107
                           =========     =========       ===========     =========     ===========

                                                                                          DELAWARE      DELAWARE
                                 BT             BT            DELAWARE      DELAWARE      PREMIUM       PREMIUM       DELAWARE
                                 EQUITY         SMALL         PREMIUM       PREMIUM       EMERGING      SMALL         PREMIUM
                                 500 INDEX      CAP INDEX     DELCHESTER    DEVON         MARKETS       CAP VALUE     REIT
                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units               $17,992,927    $ 443,723     $ 191,810     $  68,282     $ 636,936     $2,362,953    $   8,839
Accumulated net investment
   income (loss)                     142,756       17,719         4,166           (59)         (717)           619          (17)
Accumulated net realized gain
   (loss) on investments             124,852          614          (227)          140           543        (13,590)         (19)
Net unrealized appreciation
   (depreciation) on
   investments                     1,849,976       38,073        (3,867)          812       106,118          1,951           47
                                 -----------    ---------     ---------     ---------     ---------     ----------    ---------
                                 $20,110,511    $ 500,129     $ 191,882     $  69,175     $ 742,880     $2,351,933    $   8,850
                                 ===========    =========     =========     =========     =========     ==========    =========

                                             FIDELITY      FIDELITY      FIDELITY
                               DELAWARE      VIP           VIP II        VIP II
                               PREMIUM       EQUITY-       ASSET         CONTRAFUND
                               TREND         INCOME        MANAGER       SERVICE CLASS
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------
UNIT TRANSACTIONS:
Accumulation units             $2,709,165    $4,437,641    $ 830,339      $2,152,346
Accumulated net investment
   income (loss)                   (8,951)       33,816        5,552          (3,060)
Accumulated net realized gain
   (loss) on investments           22,842         7,038        1,597           8,471
Net unrealized appreciation
   (depreciation) on
   investments                    930,181        36,503       59,919         213,827
                               ----------    ----------    ---------      ----------
                               $3,653,237    $4,514,998    $ 897,407      $2,371,584
                               ==========    ==========    =========      ==========

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

3.  NET ASSETS (CONTINUED)

                                              FIDELITY                       JANUS
                                FIDELITY      VIP III          JANUS         ASPEN
                                VIP II        GROWTH           ASPEN         SERIES                      LN              LN
                                INVESTMENT    OPPORTUNITIES    SERIES        WORLDWIDE     LN            CAPITAL         EQUITY-
                                GRADE BOND    SERVICE CLASS    BALANCED      GROWTH        BOND          APPRECIATION    INCOME
                                SUBACCOUNT    SUBACCOUNT       SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units              $2,326,271     $ 1,453,566     $2,778,579    $3,364,171    $2,275,930     $2,075,071     $ 206,362
Accumulated net investment
   income (loss)                    16,212          (1,671)        27,542        (4,071)       19,985         (2,240)          142
Accumulated net realized
   gain (loss) on
   investments                      (6,546)         (2,551)        15,984        13,553          (144)        24,904           519
Net unrealized appreciation
   (depreciation) on
   investments                     (23,190)         35,718        187,623       718,343       (45,375)       209,924         7,477
                                ----------     -----------     ----------    ----------    ----------     ----------     ---------
                                $2,312,747     $ 1,485,062     $3,009,728    $4,091,996    $2,250,396     $2,307,659     $ 214,500
                                ==========     ===========     ==========    ==========    ==========     ==========     =========


                              LN
                              GLOBAL        LN             LN            MFS
                              ASSET         MONEY          SOCIAL        EMERGING
                              ALLOCATION    MARKET         AWARENESS     GROWTH
                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
----------------------------
UNIT TRANSACTIONS:
Accumulation units            $ 112,299     $16,132,706    $ 533,042     $5,967,967
Accumulated net investment
   income (loss)                    239         261,135          833        (19,960)
Accumulated net realized
   gain (loss) on
   investments                       12              --        2,621         62,052
Net unrealized appreciation
   (depreciation) on
   investments                    6,950              --       41,921      2,922,372
                              ---------     -----------    ---------     ----------
                              $ 119,500     $16,393,841    $ 578,417     $8,932,431
                              =========     ===========    =========     ==========

                                                                                        OCC
                                MFS                         AMT                         ACCUMULATION    OCC             TEMPLETON
                                TOTAL         MFS           MID-CAP       AMT           GLOBAL          ACCUMULATION    ASSET
                                RETURN        UTILITIES     GROWTH        PARTNERS      EQUITY          MANAGED         ALLOCATION
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
UNIT TRANSACTIONS:
Accumulation units              $2,571,633    $1,521,151    $ 523,400     $ 178,594     $   509,015     $   819,132     $ 267,699
Accumulated net investment
   income (loss)                    53,556        35,364         (776)         (438)         90,381           8,770        10,852
Accumulated net realized
   gain (loss) on
   investments                       1,630        20,814        7,203        (2,057)          6,219             936           282
Net unrealized appreciation
   (depreciation) on
   investments                      (6,097)      296,954      159,991         4,883         (19,039)          3,522        26,250
                                ----------    ----------    ---------     ---------     -----------     -----------     ---------
                                $2,620,722    $1,874,283    $ 689,818     $ 180,982     $   586,576     $   832,360     $ 305,083
                                ==========    ==========    =========     =========     ===========     ===========     =========


                                               TEMPLETON                      TEMPLETON
                              TEMPLETON        INTERNATIONAL    TEMPLETON     STOCK
                              INTERNATIONAL    CLASS 2          STOCK         CLASS 2
                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
----------------------------
UNIT TRANSACTIONS:
Accumulation units             $ 2,602,685      $ 1,222,123     $ 421,983     $  61,445
Accumulated net investment
   income (loss)                   128,123             (903)       14,845           (70)
Accumulated net realized
   gain (loss) on
   investments                       5,724              (86)         (264)          196
Net unrealized appreciation
   (depreciation) on
   investments                     369,967           86,846        72,545         5,753
                               -----------      -----------     ---------     ---------
                               $ 3,106,499      $ 1,307,980     $ 509,109     $  67,324
                               ===========      ===========     =========     =========

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

4.  PURCHASES AND SALES OF INVESTMENTS
    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1999.

                                                                                      AGGREGATE
                                                                 AGGREGATE COST       PROCEEDS
                                                                 OF PURCHASES         FROM SALES
                                                                 --------------------------------
   AIM V.I. Capital Appreciation Fund                             $  2,610,001        $   463,486
   AIM V.I. Diversified Income Fund                                    362,461             48,039
   AIM V.I. Growth Fund                                              9,623,036          1,007,084
   AIM V.I. International Fund                                         178,244              3,407
   AIM V.I. Value Fund                                              12,585,193          1,124,759
   AVIS Growth Class 2 Fund                                             47,737                 41
   AVIS Growth & Income Class 2 Fund                                     1,445                 49
   AVIS Global Small Capitalization Class 2 Fund                         1,029                 42
   Baron Capital Asset Fund                                            300,039             30,035
   BT EAFE Equity Index Fund                                           732,236            160,531
   BT Equity 500 Index Fund                                         17,914,086          2,491,536
   BT Small Cap Index Fund                                             477,053             15,601
   Delaware Premium Delchester Series                                  205,276              9,909
   Delaware Premium Devon Series                                        81,863             13,639
   Delaware Premium Emerging Markets Series                            638,536             16,632
   Delaware Premium Small Cap Value Series                           2,607,909            503,852
   Delaware Premium REIT Series                                          9,211                389
   Delaware Premium Trend Series                                     2,516,446            122,172
   Fidelity VIP Equity-Income Portfolio                              4,281,437            623,808
   Fidelity VIP II Asset Manager Portfolio                             857,631             98,787
   Fidelity VIP II Contrafund Service Class Portfolio                2,696,137            546,803
   Fidelity VIP II Investment Grade Bond Portfolio                   2,298,935            400,596
   Fidelity VIP III Growth Opportunities Service Class
   Portfolio                                                         1,539,602             87,677
   Janus Aspen Series Balanced Portfolio                             3,372,163            565,980
   Janus Aspen Series Worldwide Growth Portfolio                     3,774,072            413,889
   LN Bond Fund                                                      2,381,393             85,431
   LN Capital Appreciation Fund                                      2,489,962            417,083
   LN Equity-Income Fund                                               225,902             19,394
   LN Global Asset Allocation Fund                                     115,409              2,869
   LN Money Market Fund                                             35,872,572         24,076,862
   LN Social Awareness Fund                                            604,587             70,700
   MFS Emerging Growth Series                                        6,266,405            607,352
   MFS Total Return Series                                           2,352,452            310,085
   MFS Utilities Series                                              1,703,695            459,252
   AMT Mid-Cap Growth Portfolio                                        576,323             53,685
   AMT Partners Portfolio                                              629,264            451,104
   OCC Accumulation Global Equity Portfolio                            562,334             58,163
   OCC Accumulation Managed Portfolio                                  814,175            164,466
   Templeton Asset Allocation Fund                                     278,181             34,106
   Templeton International Fund                                      2,785,021            661,659
   Templeton International Class 2 Fund                              1,302,113             80,866
   Templeton Stock Fund                                                407,565             63,310
   Templeton Stock Class 2 Fund                                         64,903              3,527
                                                                  ------------        -----------
                                                                  $129,144,034        $36,368,657
                                                                  ============        ===========

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

5.  INVESTMENTS
    The following is a summary of investments owned at December
    31, 1999.

                                                                      NET
                                                    SHARES            ASSET        VALUE OF
                                                    OUTSTANDING       VALUE        SHARES             COST OF SHARES
                                                    ----------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund                  100,222        $35.58       $  3,565,893        $  2,626,821
   AIM V.I. Diversified Income Fund                     45,810         10.06            460,855             500,543
   AIM V.I. Growth Fund                                342,308         32.25         11,039,437           9,559,015
   AIM V.I. International Equity Fund                    7,126         29.29            208,717             175,119
   AIM V.I. Value Fund                                 420,802         33.50         14,096,870          12,540,323
   AVIS Growth Class 2 Fund                                685         70.57             48,320              47,698
   AVIS Growth & Income Class 2 Fund                        39         33.07              1,295               1,395
   AVIS Global Small Capitlization Class 2 Fund             68         17.36              1,188                 993
   Baron Capital Asset Fund                             16,843         17.77            299,299             269,381
   BT EAFE Equity Index Fund                            45,082         13.60            613,120             573,919
   BT Equity 500 Index Fund                          1,324,831         15.18         20,110,936          18,260,960
   BT Small Cap Index Fund                              43,078         11.61            500,139             462,066
   Delaware Premium Delchester Series                   25,778          7.42            191,273             195,140
   Delaware Premium Devon Series                         5,079         13.62             69,176              68,364
   Delaware Premium Emerging Markets Series             88,441          8.40            742,896             636,778
   Delaware Premium Small Cap Value Series             153,124         15.36          2,351,982           2,350,031
   Delaware Premium REIT Series                          1,021          8.67              8,850               8,803
   Delaware Premium Trend Series                       108,536         33.66          3,653,313           2,723,132
   Fidelity VIP Equity-Income Portfolio                175,616         25.71          4,515,096           4,478,593
   Fidelity VIP II Asset Manager Portfolio              48,067         18.67            897,427             837,508
   Fidelity VIP II Contrafund Service Class
   Portfolio                                            81,499         29.10          2,371,632           2,157,805
   Fidelity VIP II Investment Grade Bond Portfolio     190,197         12.16          2,312,798           2,335,988
   Fidelity VIP III Growth Opportunities Service
   Class Portfolio                                      64,234         23.12          1,485,092           1,449,374
   Janus Aspen Series Balanced Portfolio               107,800         27.92          3,009,790           2,822,167
   Janus Aspen Series Worldwide Growth Portfolio        85,698         47.75          4,092,079           3,373,736
   LN Bond Fund                                        196,793         11.44          2,250,443           2,295,818
   LN Capital Appreciation Fund                         73,341         31.47          2,307,707           2,097,783
   LN Equity-Income Fund                                 9,730         22.05            214,504             207,027
   LN Global Asset Allocation Fund                       7,116         16.79            119,502             112,552
   LN Money Market Fund                              1,639,420         10.00         16,394,196          16,394,196
   LN Social Awareness Fund                             13,060         44.29            578,429             536,508
   MFS Emerging Growth Series                          235,441         37.94          8,932,616           6,010,244
   MFS Total Return Series                             147,649         17.75          2,620,778           2,626,875
   MFS Utilities Series                                 77,580         24.16          1,874,323           1,577,369
   AMT Mid-Cap Growth Portfolio                         28,388         24.30            689,832             529,841
   AMT Partners Portfolio                                9,215         19.64            180,986             176,103
   OCC Accumulation Global Equity Portfolio             35,422         16.56            586,589             605,628
   OCC Accumulation Managed Portfolio                   19,069         43.65            832,378             828,856
   Templeton Asset Allocation Fund                      13,055         23.37            305,090             278,840
   Templeton International Fund                        139,621         22.25          3,106,566           2,736,599
   Templeton International Class 2 Fund                 59,106         22.13          1,308,007           1,221,161
   Templeton Stock Fund                                 20,875         24.39            509,120             436,575
   Templeton Stock Class 2 Fund                          2,772         24.29             67,325              61,572
                                                                                   ------------        ------------
                                                                                   $119,525,864        $107,189,199
                                                                                   ============        ============

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

6.  NEW INVESTMENT FUNDS
    Effective May 3, 1999, the AIM V.I. International Equity Fund, Baron Capital Asset Fund, BT EAFE Equity Index Fund, BT Small Cap Index Fund, Delaware Premium Delchester Series, Delaware Premium Devon Series, Delaware Premium REIT Series, Fidelity VIP II Contrafund Service Class Portfolio, Fidelity VIP III Growth Opportunity Service Class Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Worldwide Growth Portfolio, LN Bond Fund, LN Capital Appreciation Fund, LN Equity-Income Fund, LN Global Asset Allocation Fund, LN Social Awareness Fund, AMT Mid-Cap Growth Portfolio, AMT Partners Portfolio, Templeton International Class 2 Fund and Templeton Stock Class 2 Fund became available as investment options for the Variable Account policyholders. Effective October 15, 1999, the AVIS Growth Fund, AVIS Growth & Income Fund and AVIS Global Small Capitalization Fund become available as investment options for the Variable Account policyholders.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance
Company
and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liability of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, AVIS Growth Class 2, AVIS Growth & Income Class 2, AVIS Global Small Capitalization Class 2, Baron Capital Asset, BT EAFE Equity Index, BT Equity 500 Index, BT Small Cap Index, Delaware Premium Delchester, Delaware Premium Devon, Delaware Premium Emerging Markets, Delaware Premium Small Cap Value, Delaware Premium REIT, Delaware Premium Trend, Fidelity VIP Equity-Income, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Lincoln National Bond, Lincoln National Capital Appreciation, Lincoln National Equity-Income, Lincoln National Global Asset Allocation, Lincoln National Money Market, Lincoln National Social Awareness, MFS Emerging Growth, MFS Total Return, MFS Utilities, Nueberger Berman Advisers Management Trust (AMT) Mid-Cap Growth, Neuberger Berman Advisers Management Trust (AMT) Partners, OCC Accumulation Trust Global Equity, OCC Accumulation Trust Managed, Templeton Variable Products Asset Allocation, Templeton Variable Products International, Templeton Variable Products International Class 2, Templeton Variable Products Stock and Templeton Variable Products Stock Class 2 subaccounts), as of December 31, 1999, and the related statements of operations and changes in net assets for the year ended December 31, 1999 and for the period from June 18, 1998 to December 31, 1998. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M at December 31, 1999, and the results of their operations and the changes in their net assets for the year ended December 31, 1999 and for the period from June 18, 1998 to December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 24, 2000

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999        1998
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,985.0   $23,830.9
------------------------------------------------------------
Preferred stocks                                                  253.8       236.0
------------------------------------------------------------
Unaffiliated common stocks                                        166.9       259.3
------------------------------------------------------------
Affiliated common stocks                                          604.7       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,211.5     3,932.9
------------------------------------------------------------
Real estate                                                       254.0       473.8
------------------------------------------------------------
Policy loans                                                    1,652.9     1,606.0
------------------------------------------------------------
Other investments                                                 426.6       434.4
------------------------------------------------------------
Cash and short-term investments                                 1,409.2     1,725.4
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,964.6    32,820.8
------------------------------------------------------------
Premiums and fees in course of collection                         115.8        33.3
------------------------------------------------------------
Accrued investment income                                         435.3       432.8
------------------------------------------------------------
Reinsurance recoverable                                           199.0       171.6
------------------------------------------------------------
Funds withheld by ceding companies                                 73.5        53.7
------------------------------------------------------------
Federal income taxes recoverable from parent company               61.6        64.7
------------------------------------------------------------
Goodwill                                                           43.1        49.5
------------------------------------------------------------
Other admitted assets                                              66.7        89.3
------------------------------------------------------------
Separate account assets                                        46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,184.0   $12,310.6
------------------------------------------------------------
Other policyholder funds                                       16,589.5    16,647.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       364.0       897.6
------------------------------------------------------------
Funds held under reinsurance treaties                             796.9       795.8
------------------------------------------------------------
Asset valuation reserve                                           490.9       484.5
------------------------------------------------------------
Interest maintenance reserve                                       72.3       159.7
------------------------------------------------------------
Other liabilities                                                 627.0       504.5
------------------------------------------------------------
Short-term loan payable to parent company                         205.0       140.0
------------------------------------------------------------
Net transfers due from separate accounts                         (896.5)     (789.0)
------------------------------------------------------------
Separate account liabilities                                   46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total liabilities                                              76,538.2    68,058.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 1,942.6     1,930.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (691.1)     (640.6)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,526.5     2,564.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998        1997
                                                              ---------   ---------   --------
                                                              (IN MILLIONS)
                                                              --------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 7,273.6   $12,737.6   $5,589.0
------------------------------------------------------------
Net investment income                                           2,203.2     2,107.2    1,847.1
------------------------------------------------------------
Amortization of interest maintenance reserve                       29.1        26.4       41.5
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           472.3       179.9       99.7
------------------------------------------------------------
Expense charges on deposit funds                                  146.5       134.6      119.3
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      473.9       396.3      325.5
------------------------------------------------------------
Other income                                                       88.8        31.3       21.3
------------------------------------------------------------  ---------   ---------   --------
Total revenues                                                 10,687.4    15,613.3    8,043.4
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,504.9    13,964.1    4,522.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         1,618.3     2,919.4    3,053.9
------------------------------------------------------------  ---------   ---------   --------
Total benefits and expenses                                    10,123.2    16,883.5    7,576.0
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       564.2    (1,270.2)     467.4
------------------------------------------------------------
Dividends to policyholders                                         80.3        67.9       27.5
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  483.9    (1,338.1)     439.9
------------------------------------------------------------
Federal income taxes (credit)                                      85.4      (141.0)      78.3
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before net realized gain on
investments                                                       398.5    (1,197.1)     361.6
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                           114.4        46.8       31.3
------------------------------------------------------------  ---------   ---------   --------
Net income (loss)                                             $   512.9   $(1,150.3)  $  392.9
------------------------------------------------------------  =========   =========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999       1998       1997
                                                              --------   --------   --------
                                                              (IN MILLIONS)
                                                              ------------------------------
Capital and surplus at beginning of year                      $2,564.5   $2,968.4   $1,868.0
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                512.9   (1,150.3)     392.9
------------------------------------------------------------
Difference in cost and admitted investment amounts              (101.9)    (304.8)     (36.2)
------------------------------------------------------------
Nonadmitted assets                                               (22.9)     (17.1)      (0.4)
------------------------------------------------------------
Regulatory liability for reinsurance                              26.0      (35.2)      (3.9)
------------------------------------------------------------
Gain on reinsurance of disability income business                 71.8         --         --
------------------------------------------------------------
Life policy reserve valuation basis                                 --       (0.4)      (0.9)
------------------------------------------------------------
Asset valuation reserve                                           (6.4)     (34.5)     (36.9)
------------------------------------------------------------
Proceeds from surplus notes from shareholder                        --    1,250.0         --
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 1997                                        12.5      108.4      938.4
------------------------------------------------------------
Separate account receivable due to change in valuation              --         --       (2.6)
------------------------------------------------------------
Dividends to shareholder                                        (530.0)    (220.0)    (150.0)
------------------------------------------------------------  --------   --------   --------
Capital and surplus at end of year                            $2,526.5   $2,564.5   $2,968.4
------------------------------------------------------------  ========   ========   ========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998         1997
                                                              ---------   ----------   ---------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 7,671.1   $ 13,495.2   $ 6,364.3
------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded      (19.9)      (632.4)     (649.2)
------------------------------------------------------------
Investment income received                                      2,168.6      2,003.9     1,798.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      470.6        396.3       325.5
------------------------------------------------------------
Benefits paid                                                  (8,699.4)    (7,395.8)   (5,345.2)
------------------------------------------------------------
Insurance expenses paid                                        (1,734.5)    (2,909.7)   (3,193.0)
------------------------------------------------------------
Proceeds related to sale of disability income business             71.8           --          --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (81.2)        84.2       (87.0)
------------------------------------------------------------
Dividends to policyholders                                        (82.8)       (12.9)      (28.4)
------------------------------------------------------------
Other income received and expenses paid, net                      252.1        207.0        (8.7)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) operating activities                16.4      5,235.8      (822.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      6,557.7     10,926.5    12,142.6
------------------------------------------------------------
Purchase of investments                                        (5,940.8)   (16,950.0)  (10,345.0)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans            (497.0)      (778.3)      529.1
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) investing activities               119.9     (6,801.8)    2,326.7
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    12.5        108.4          --
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --      1,250.0          --
------------------------------------------------------------
Proceeds from borrowings from shareholder                         205.0        140.0       120.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (140.0)      (120.0)     (100.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (530.0)      (220.0)     (150.0)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) financing activities              (452.5)     1,158.4      (130.0)
------------------------------------------------------------  ---------   ----------   ---------
Net increase (decrease) in cash and short-term investments       (316.2)      (407.6)    1,373.8
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,725.4      2,133.0       759.2
------------------------------------------------------------  ---------   ----------   ---------
Cash and short-term investments at end of year                $ 1,409.2   $  1,725.4   $ 2,133.0
------------------------------------------------------------  =========   ==========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1999, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and four non-insurance subsidiaries. The Company also owned 85% of the common stock of an Internet distributor of variable annuities.

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheet as investments in affiliated common stocks.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)
    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)
    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                              CAPITAL AND SURPLUS             NET INCOME (LOSS)
                                              ----------------------------------------------------------------------
                                              DECEMBER 31                     YEAR ENDED DECEMBER 31
                                              1999            1998            1999            1998            1997
                                              ----------------------------------------------------------------------
                                              (IN MILLIONS)
                                              ----------------------------------------------------------------------
   Amounts reported on a statutory-basis      $ 2,526.5       $ 2,564.5       $   512.9       $(1,150.3)      $392.9
   -----------------------------------------
   GAAP adjustments:
     Deferred policy acquisition costs,
       present value of future profits and
       non-admitted goodwill                    3,628.2         3,085.2           135.0            48.5        (98.9)
      --------------------------------------
     Policy and contract reserves              (1,943.1)       (2,299.9)          (97.9)        1,743.4        (48.6)
      --------------------------------------
     Interest maintenance reserve                  72.3           159.7           (86.6)           24.4         58.7
      --------------------------------------
     Deferred income taxes                        244.5           181.6          (117.4)         (218.6)        70.3
      --------------------------------------
     Policyholders' share of earnings and
       surplus on participating business         (122.7)         (132.8)           (1.8)            3.2          5.3
      --------------------------------------
     Asset valuation reserve                      490.9           484.5              --              --           --
      --------------------------------------
     Net realized gain (loss) on investments     (186.4)         (174.1)          (32.4)         (116.7)       (20.4)
      --------------------------------------
     Unrealized gain (loss) on investments       (555.2)        1,335.1              --              --           --
      --------------------------------------
     Nonadmitted assets, including
       nonadmitted investments                    139.6           119.1              --              --           --
      --------------------------------------
     Investments in subsidiary companies          460.9           490.4            39.1            41.3        (80.5)
      --------------------------------------
     Surplus notes and related interest        (1,250.0)       (1,251.5)            1.5            (1.5)          --
      --------------------------------------
     Other, net                                   (61.0)         (120.1)          129.8           103.6        (35.0)
      --------------------------------------  ---------       ---------       ---------       ---------       ------
   Net increase (decrease)                        918.0         1,877.2           (30.7)        1,627.6       (149.1)
   -----------------------------------------  ---------       ---------       ---------       ---------       ------
   Amounts on a GAAP basis                    $ 3,444.5       $ 4,441.7       $   482.2       $   477.3       $243.8
   -----------------------------------------  =========       =========       =========       =========       ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1. SUMMARY OF SIGNIFICANT ACCOUNTING
  POLICIES (CONTINUED)
    LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

2. PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS
    The major categories of net investment income are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 --------------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------------
   Income:
     Bonds                                                       $1,840.6       $1,714.3       $1,524.4
   ------------------------------------------------------------
     Preferred stocks                                                20.3           19.7           23.5
   ------------------------------------------------------------
     Unaffiliated common stocks                                       6.3           10.6            8.3
   ------------------------------------------------------------
     Affiliated common stocks                                         7.8            5.2           15.0
   ------------------------------------------------------------
     Mortgage loans on real estate                                  321.0          323.6          257.2
   ------------------------------------------------------------
     Real estate                                                     57.8           81.4           92.2
   ------------------------------------------------------------
     Policy loans                                                   101.7           86.5           37.5
   ------------------------------------------------------------
     Other investments                                               50.6           26.5           28.2
   ------------------------------------------------------------
     Cash and short-term investments                                 95.9          104.7           70.3
   ------------------------------------------------------------  --------       --------       --------
   Total investment income                                        2,502.0        2,372.5        2,056.6
   ------------------------------------------------------------
   Expenses:
     Depreciation                                                    14.4           19.3           21.0
   ------------------------------------------------------------
     Other                                                          284.4          246.0          188.5
   ------------------------------------------------------------  --------       --------       --------
   Total investment expenses                                        298.8          265.3          209.5
   ------------------------------------------------------------  --------       --------       --------
   Net investment income                                         $2,203.2       $2,107.2       $1,847.1
   ------------------------------------------------------------  ========       ========       ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                        COST OR         GROSS            GROSS
                                                        AMORTIZED       UNREALIZED       UNREALIZED       FAIR
                                                        COST            GAINS            LOSSES           VALUE
                                                        -----------------------------------------------------------
                                                        (IN MILLIONS)
                                                        -----------------------------------------------------------
   At December 31, 1999:
     Corporate                                          $17,758.4        $  229.6          $763.0         $17,225.0
      ------------------------------------------------
     U.S. government                                        316.8            29.6            21.5             324.9
      ------------------------------------------------
     Foreign government                                     984.5            49.8            39.9             994.4
      ------------------------------------------------
     Mortgage-backed                                      3,913.7            46.2           139.0           3,820.9
      ------------------------------------------------
     State and municipal                                     11.6              --              .5              11.1
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $22,985.0        $  355.2          $963.9         $22,376.3
                                                        =========        ========          ======         =========

   At December 31, 1998:
     Corporate                                          $17,658.4        $1,159.8          $148.2         $18,670.0
      ------------------------------------------------
     U.S. government                                        900.7            88.8             3.4             986.1
      ------------------------------------------------
     Foreign government                                     947.8            59.9            61.2             946.5
      ------------------------------------------------
     Mortgage-backed                                      4,312.1           171.6            33.4           4,450.3
      ------------------------------------------------
     State and municipal                                     11.9              .7              --              12.6
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $23,830.9        $1,480.8          $246.2         $25,065.5
                                                        =========        ========          ======         =========

    The carrying amounts of bonds in the balance sheets at December 31, 1999 and 1998 reflect adjustments of $38,900,000 and $11,800,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED       FAIR
                                                                 COST            VALUE
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Maturity:
     In 2000                                                     $   598.0       $   599.2
   ------------------------------------------------------------
     In 2001-2004                                                  4,359.8         4,313.4
   ------------------------------------------------------------
     In 2005-2009                                                  6,636.0         6,392.9
   ------------------------------------------------------------
     After 2009                                                    7,477.5         7,249.9
   ------------------------------------------------------------
     Mortgage-backed securities                                    3,913.7         3,820.9
   ------------------------------------------------------------  ---------       ---------
   Total                                                         $22,985.0       $22,376.3
   ------------------------------------------------------------  =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $5,351,400,000, $9,395,000,000 and
    $9,715,000,000, respectively. Gross gains during 1999, 1998 and 1997 of $95,400,000, $186,300,000 and $218,100,000,
    respectively, and gross losses of $195,500,000, $138,000,000 and $78,000,000, respectively, were realized on those sales.

    At December 31, 1999 and 1998, investments in bonds, with an admitted asset value of $116,500,000 and $97,800,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus and are not reported in the statutory-basis Statements of Operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                             COST OR    GROSS       GROSS
                                             AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                             COST       GAINS       LOSSES      VALUE
                                             -----------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------
   At December 31, 1999:
     Preferred stocks                         $253.8      $ 1.3       $31.5     $223.6
   ----------------------------------------
     Unaffiliated common stocks                150.4       34.2        17.7      166.9
   ----------------------------------------
   At December 31, 1998:
     Preferred stocks                         $236.0      $ 8.9       $ 2.4     $242.5
   ----------------------------------------
     Unaffiliated common stocks                223.3       62.0        26.0      259.3
   ----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1999 and 1998 reflects adjustments of $4,100,000 and $5,800,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.5% and 11.5%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3. INVESTMENTS (CONTINUED)
    Components of the Company's investments in real estate are summarized as follows:

                                                                 DECEMBER 31
                                                                 1999         1998
                                                                 -------------------
                                                                 (IN MILLIONS)
                                                                 -------------------
   Occupied by the Company:
     Land                                                        $  2.5       $  2.5
   ------------------------------------------------------------
     Buildings                                                     11.1          9.0
   ------------------------------------------------------------
     Less accumulated depreciation                                 (2.2)        (1.7)
   ------------------------------------------------------------  ------       ------
   Net real estate occupied by the Company                         11.4          9.8
   ------------------------------------------------------------
   Other:
     Land                                                          46.2         93.2
   ------------------------------------------------------------
     Buildings                                                    226.8        413.0
   ------------------------------------------------------------
     Other                                                          4.7          7.9
   ------------------------------------------------------------
     Less accumulated depreciation                                (35.1)       (50.1)
   ------------------------------------------------------------  ------       ------
   Net other real estate                                          242.6        464.0
   ------------------------------------------------------------  ------       ------
   Net real estate                                               $254.0       $473.8
   ------------------------------------------------------------  ======       ======

    Net realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                 1999         1998         1997
                                                                 --------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------
   Net realized capital gains                                    $ 20.8       $179.7       $209.3
   ------------------------------------------------------------
   Less amount transferred to IMR (net of related taxes
   (credits) of ($31.4), $27.3 and $54.0 in 1999, 1998 and
   1997, respectively)                                            (58.3)        50.8        100.2
   ------------------------------------------------------------  ------       ------       ------
                                                                   79.1        128.9        109.1
   Less federal income taxes (credits) on realized gains          (35.3)        82.1         77.8
   ------------------------------------------------------------  ------       ------       ------
   Net realized capital gains after transfer to IMR and taxes
   (credits)                                                     $114.4       $ 46.8       $ 31.3
   ------------------------------------------------------------  ======       ======       ======

4. SUBSIDIARIES
    The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of four non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), and Lincoln Realty Capital

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)
    Corporation ("LRCC"). The Company also owns 85% of one non-insurance company subsidiary, AnnuityNet, Inc.
    (AnnuityNet). Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                                              DECEMBER 31, 1999
                                                              ----------------------------------
                                                              FIRST
                                                              PENN      LNH&C   LNRAC   LNY
                                                              ----------------------------------
   Cash and invested assets                                   $1,318.7  $434.6  $443.6  $1,888.6
   ---------------------------------------------------------
   Other assets                                                   40.6   55.5    492.6     403.1
   ---------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                      $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                         $1,242.2  $394.4  $261.4  $1,802.4
   ---------------------------------------------------------
   Other liabilities                                              44.3   27.9    614.4      25.6
   ---------------------------------------------------------
   Liabilities related to separate accounts                         --     --       --     328.8
   ---------------------------------------------------------
   Capital and surplus                                            72.8   67.8     60.4     134.9
   ---------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                  $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

                                                                YEAR ENDED DECEMBER 31, 1999
                                                                -----------------------------------------------
                                                                FIRST
                                                                PENN         LNH&C        LNRAC        LNY
                                                                -----------------------------------------------
   Revenues                                                     $332.7       $263.3       $ 88.4       $  313.3
   -----------------------------------------------------------
   Expenses                                                      329.0       346.9          75.4          291.4
   -----------------------------------------------------------
   Net realized gains (losses)                                      --          --            .2           (2.0)
   -----------------------------------------------------------  ------       ------       ------       --------
   Net income (loss)                                            $  3.7       $(83.6)      $ 13.2       $   19.9
   -----------------------------------------------------------  ======       ======       ======       ========

                                                               DECEMBER 31, 1998
                                                               ----------------------------------
                                                               FIRST
                                                               PENN      LNH&C   LNRAC   LNY
                                                               ----------------------------------
   Cash and invested assets                                    $1,221.1  $333.9  $403.6  $1,938.0
   ----------------------------------------------------------
   Other assets                                                    40.3   31.3   490.0      270.2
   ----------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                       $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                          $1,149.8  $266.3  $281.8  $1,814.5
   ----------------------------------------------------------
   Other liabilities                                               42.0   24.0   553.7       45.1
   ----------------------------------------------------------
   Liabilities related to separate accounts                          --     --      --      236.9
   ----------------------------------------------------------
   Capital and surplus                                             69.6   74.9    58.1      111.7
   ----------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                   $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4. SUBSIDIARIES (CONTINUED)

                                                                YEAR ENDED DECEMBER 31, 1998
                                                                ---------------------------------
                                                                FIRST
                                                                PENN    LNH&C    LNRAC   LNY
                                                                ---------------------------------
   Revenues                                                     $310.4  $ 165.0  $150.3  $1,402.6
   -----------------------------------------------------------
   Expenses                                                      310.6    164.4  139.5    1,656.1
   -----------------------------------------------------------
   Net realized gains (losses)                                    (0.3)     0.9   (0.1)      (0.7)
   -----------------------------------------------------------  ------  -------  ------  --------
   Net income (loss)                                            $ (0.5) $   1.5  $10.7   $ (254.2)
   -----------------------------------------------------------  ======  =======  ======  ========

    AnnuityNet was formed in 1998 for the distribution of variable annuities over the Internet and is valued on the equity method (at 85% of GAAP equity) with an admitted asset value of $2,400,000 at December 31, 1999. LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 1999. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,400,000 at December 31, 1999. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $248,300,000. Wakefield's assets as of December 31, 1999 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $10,900,000.

    The carrying value of all affiliated common stocks, was $604,700,000 and $322,100,000 at December 31, 1999 and 1998,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1999 and 1998 was $970,700,000 and
    $631,100,000, respectively.

    During 1999, 1998 and 1997 the Company's insurance subsidiaries paid dividends of $5,200,000, $5,200,000 and $15,000,000, respectively.

5. FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1999, 1998 and 1997, federal income tax expense (benefit) incurred totaled $85,400,000, ($141,000,000) and
    $78,300,000, respectively. In 1999, capital losses of $151,700,000 were incurred, and carried back to recover taxes paid in prior years.

    The Company paid $45,300,000, $2,300,000 and $164,500,000 to
    LNC in 1999, 1998 and 1997, respectively, in federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5. FEDERAL INCOME TAXES (CONTINUED)
    income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6. SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company. The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Insurance ceded                                               $5,340.0       $4,081.8
   ------------------------------------------------------------
   Amounts recoverable from other insurers                           81.2           79.9
   ------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 ------------------------------------
                                                                 (IN MILLIONS)
                                                                 ------------------------------------
   Insurance assumed                                             $2,606.5       $9,018.9       $727.2
   ------------------------------------------------------------
   Insurance ceded                                                1,675.1          877.1        302.9
   ------------------------------------------------------------  --------       --------       ------
   Net amount included in premiums                               $  931.4       $8,141.8       $424.3
   ------------------------------------------------------------  ========       ========       ======

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,609,000,000, $2,098,800,000 and $1,240,500,000 for 1999,
    1998 and 1997, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999            1998
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Premium deposit funds                                         $16,208.3       $16,285.2
   ------------------------------------------------------------
   Undistributed earnings on participating business                  346.9           348.4
   ------------------------------------------------------------
   Other                                                              34.3            13.9
   ------------------------------------------------------------  ---------       ---------
                                                                 $16,589.5       $16,647.5
                                                                 =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6. SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                 DECEMBER 31, 1999
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $10.8        $ 7.3         $ 3.5
   ------------------------------------------------------------
   Ordinary renewal                                               54.2          6.8          47.4
   ------------------------------------------------------------
   Group life                                                     13.7           .1          13.6
   ------------------------------------------------------------  -----        -----         -----
                                                                 $78.7        $14.2         $64.5
                                                                 =====        =====         =====

                                                                 DECEMBER 31, 1998
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $ 9.5        $ 3.4         $ 6.1
   ------------------------------------------------------------
   Ordinary renewal                                              (13.7)        11.3         (25.0)
   ------------------------------------------------------------
   Group life                                                     14.2           .2          14.0
   ------------------------------------------------------------  -----        -----         -----
                                                                 $10.0        $14.9         $(4.9)
                                                                 =====        =====         =====

7. ANNUITY RESERVES
    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT          PERCENT
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $ 2,427.7           4%
   ------------------------------------------------------------
     At book value, less surrender charge                          2,237.3           3
   ------------------------------------------------------------
     At market value                                              44,076.2          68
   ------------------------------------------------------------  ---------         ---
                                                                  48,741.2          75
   Subject to discretionary withdrawal without adjustment at
   book value with minimal or no charge or adjustment             13,486.5          21
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                         2,622.4           4
   ------------------------------------------------------------  ---------         ---
   Total annuity reserves and deposit fund                        64,850.1         100%
   ------------------------------------------------------------                    ===
   Less reinsurance                                                1,548.0
   ------------------------------------------------------------  ---------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $63,302.1
   ------------------------------------------------------------  =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8. CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA Corporation ("CIGNA")indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION       ACCRUED
                                                   OUTSTANDING AT                   TO DATE      INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST     DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       1999       INTEREST PAID     PAID           1999
  -----------                      --------------  --------------  -------------  -----------  ---------------
  January 5, 1998                   $     500.0      $     500.0    $     32.8    $     65.1   $            --
  -------------------------------
  December 18, 1998                       750.0            750.0          46.7          46.7                --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1999 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9. EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the plan resulted in a one-time curtailment gain of $1,400,000 in 1999. The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1999, there were 2,072,087 and 1,397,005 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 919,749 and 241,097, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $56.75. During 1999, 1998 and 1997, there were 318,421, 136,469 and 170,789 options exercised, respectively, and 82,024, 18,288 and 1,846 options forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1999 and 1998 is $221,600,000 and $670,100,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    PERSONAL ACCIDENT PROGRAMS
    In the past, the Company and its wholly owned subsidiary, LNH&C, accepted personal accident reinsurance programs from other insurance companies. Most of these programs were presented by independent brokers who represented the ceding companies. Certain excess-of-loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. The liabilities for these programs, net of related assets recoverable from reinsurers, were $174,700,000 and $177,400,000 at December 31, 1999 and 1998, respectively.

    Settlement activities relating to the Company's participation in workers' compensation carve-out (i.e., life and health risks associated with workers' compensation coverage) programs managed by Unicover Managers, Inc. have allowed the Company to evaluate the possibility of settlements and to estimate its potential costs to settle Unicover-related exposures. As of December 31, 1999, a liability of $62,200,000 has been established for the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) settlement of the Company's exposure to the Unicover programs.

    These amounts are based on various estimates that are subject to considerable uncertainty. Accordingly, the liabilities may prove to be deficient or excessive. However, it is management's opinion that future developments in these programs will not materially affect the financial position of the Company.

    HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
    In light of the continued volatility in the HMO excess-of-loss line of business, LNH&C discontinued writing new HMO excess-of-loss reinsurance programs in the third quarter of 1999. The liability for HMO claims, net of the related assets for amounts recoverable from reinsurers, was $101,900,000 and $55,900,000 at December 31, 1999 and 1998, respectively. LNH&C reviews reserve levels on an ongoing basis. The liability is based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

    MARKETING AND COMPLIANCE MATTERS
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1999, 1998 and 1997 was $38,900,000, $34,000,000 and $29,300,000, respectively. Future minimum rental commitments are as follows (in millions):

   2000                              $ 28.7
   --------------------------------
   2001                                28.8
   --------------------------------
   2002                                27.5
   --------------------------------
   2003                                26.2
   --------------------------------
   2004                                26.5
   --------------------------------
   Thereafter                         123.5
   --------------------------------  ------
                                     $261.2
                                     ======

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) operations. Total costs incurred in 1999 and 1998 were $67,400,000 and $54,800,000, respectively. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 1999, the reserves associated with these reinsurance arrangements totaled $1,422,800,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

    Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

    On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) surplus and will be recognized in statutory earnings over the life of the business.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1999, the Company provided $270,000,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $17,300,000 and $43,400,000 at December 31, 1999 and 1998, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 29% of such mortgages ($1,212,700,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $70,000,000.

    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse affect on the financial position of the Company.

    With the recent filing of a lawsuit alleging fraud in the sale of interest sensitive universal and whole life insurance policies, the Company now has several such actions pending. While each of these lawsuits seeks class action status, the court has not certified a class in any of them. In each of these lawsuits, plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While relief sought in these lawsuits is substantial, they are in the discovery stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these lawsuits vigorously. The amount of liability, if any, which may arise as a result of these lawsuits cannot be reasonably estimated at this time. In another lawsuit, a settlement has been preliminarily approved by the court, and a class has been conditionally certified for settlement purposes. Two other similar lawsuits previously have been resolved and dismissed.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1999 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts that issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1999 and 1998 were $25,900,000 and $30,900,000, respectively.
    It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1999 and 1998.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts.

    Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                 ASSETS (LIABILITIES)
                                                                 ---------------------------------
                                             NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                             CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                             -----------------------------------------------------
                                             DECEMBER 31         DECEMBER 31       DECEMBER 31
                                             1999      1998      1999      1999    1998      1998
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
   Interest rate derivatives:
     Interest rate cap agreements            $2,508.8  $4,108.8   $ 5.2    $  3.2   $ 9.3    $  .9
          ---------------------------------
     Swaptions                                1,837.5   1,899.5    12.2      10.8    16.2      2.5
          ---------------------------------
     Interest rate swaps                        630.9     258.3      --     (19.5)     --      9.9
          ---------------------------------
     Put options                                 21.3      21.3      --       1.9      --      2.2
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                              4,998.5   6,287.9    17.4      (3.6)   25.5     15.5
   Foreign currency derivatives:
     Forward contracts                             --       1.5      --        --      --       --
          ---------------------------------
     Foreign currency swaps                      44.2      47.2      --       (.4)     --       .3
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                                 44.2      48.7      --       (.4)     --       .3
   Commodity derivatives:
     Commodity swaps                               --       8.1      --        --      --      2.4
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                             $5,042.7  $6,344.7   $17.4    $ (4.0)  $25.5    $18.2
                                             ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                            INTEREST RATE CAPS            SWAPTIONS
                                                            -----------------------------------------------------
                                                            1999           1998           1999           1998
                                                            -----------------------------------------------------
                                                            (IN MILLIONS)
                                                            -----------------------------------------------------
   Balance at beginning of year                             $4,108.8       $4,900.0       $1,899.5       $1,752.0
   -------------------------------------------------------
   New contracts                                                  --          708.8             --          218.3
   -------------------------------------------------------
   Terminations and maturities                              (1,600.0)      (1,500.0)         (62.0)         (70.8)
   -------------------------------------------------------  --------       --------       --------       --------
   Balance at end of year                                   $2,508.8       $4,108.8       $1,837.5       $1,899.5
   -------------------------------------------------------  ========       ========       ========       ========

                                                                      INTEREST RATE SWAPS
                                                                      -----------------------
                                                                      1999          1998
                                                                      -----------------------
   Balance at beginning of year                                       $ 258.3       $    10.0
   ------------------------------------------------------------
   New contracts                                                        482.4         2,226.6
   ------------------------------------------------------------
   Terminations and maturities                                         (109.8)       (1,978.3)
   ------------------------------------------------------------       -------       ---------
   Balance at end of year                                             $ 630.9       $   258.3
   ------------------------------------------------------------       =======       =========

                                                                                         COMMODITY
                                                                 PUT OPTIONS             SWAPS
                                                                 ----------------------------------------
                                                                 1999        1998        1999        1998
                                                                 ----------------------------------------
   Balance at beginning of year                                  $21.3       $  --       $ 8.1       $ --
   ------------------------------------------------------------
   New contracts                                                    --        21.3          --        8.1
   ------------------------------------------------------------
   Terminations and maturities                                      --          --        (8.1)        --
   ------------------------------------------------------------  -----       -----       -----       ----
   Balance at end of year                                        $21.3       $21.3       $  --       $8.1
   ------------------------------------------------------------  =====       =====       =====       ====

                                                                 FOREIGN CURRENCY DERIVATIVES
                                                                 (FOREIGN INVESTMENTS)
                                                                 -------------------------------------------
                                                                                           FOREIGN CURRENCY
                                                                                           SWAPS
                                                                 FOREIGN EXCHANGE
                                                                 -------------------------------------------
                                                                 FORWARD CONTRACTS
                                                                 1999        1998          1999        1998
                                                                 -------------------------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------------------------
   Balance at beginning of year                                  $ 1.5       $ 163.1       $47.2       $15.0
   ------------------------------------------------------------
   New contracts                                                   2.7         419.8          --        39.2
   ------------------------------------------------------------
   Terminations and maturities                                    (4.2)       (581.4)       (3.0)       (7.0)
   ------------------------------------------------------------  -----       -------       -----       -----
   Balance at end of year                                        $  --       $   1.5       $44.2       $47.2
   ------------------------------------------------------------  =====       =======       =====       =====

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 2000 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) premium paid for the interest rate caps is included in other investments (amortized costs of $5.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SWAPTIONS
    Swaptions, which expire in 2000 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $12.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads. While spreadlocks are used periodically, there are no spreadlock agreements outstanding at December 31, 1999.
    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreement the stream of variable interest payments based on the coupon payments hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired blocks of business or to extend the duration of certain portfolios of assets. Once the assets are purchased the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The anticipated purchase of assets related to extending the duration of certain portfolios of assets is expected to be completed in 2000.
    PUT OPTIONS
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk being hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allow the Company to put the bonds back to the counterparties at original par.
    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future.
    COMMODITY SWAPS
    The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from commodity swaps were recorded in net investment income. The fixed income security was called in the third quarter of 1999 and the commodity swap expired.
    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $6,200,000, $10,000,000 and $7,000,000 in 1999, 1998 and 1997, respectively.
    Deferred gains of $100,000 as of December 31, 1999, were the result of terminated interest rate swaps. These gains are included with the related fixed maturity securities to which the hedge applied or as deferred liabilities and are being amortized over the life of such securities.
    The Company is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in the Company's favor. At
    December 31, 1999, the exposure was $8,500,000.
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.
    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.
    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.
    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.
    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using
    Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.
    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e.,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.
    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed.
    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.
    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.
    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.
    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments. SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    DECEMBER 31
                                                    -------------------------------------------------------------
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    CARRYING                          CARRYING
   ASSETS (LIABILITIES)                             VALUE            FAIR VALUE       VALUE            FAIR VALUE
   --------------------------------------------------------------------------------------------------------------
                                                    (IN MILLIONS)
                                                    -------------------------------------------------------------
   Bonds                                            $ 22,985.0       $ 22,376.3       $ 23,830.9       $ 25,065.5
   -----------------------------------------------
   Preferred stocks                                      253.8            223.6            236.0            242.5
   -----------------------------------------------
   Unaffiliated common stocks                            166.9            166.9            259.3            259.3
   -----------------------------------------------
   Mortgage loans on real estate                       4,211.5          4,104.0          3,932.9          4,100.1
   -----------------------------------------------
   Policy loans                                        1,652.9          1,770.5          1,606.0          1,685.9
   -----------------------------------------------
   Other investments                                     426.6            426.6            434.4            434.4
   -----------------------------------------------
   Cash and short-term investments                     1,409.2          1,409.2          1,725.4          1,725.4
   -----------------------------------------------
   Investment-type insurance contracts:
     Deposit contracts and certain guaranteed
       interest contracts                            (17,730.4)       (17,364.3)       (17,845.8)       (17,486.4)
      --------------------------------------------
     Remaining guaranteed interest and similar
       contracts                                        (454.7)          (465.1)          (714.4)          (738.2)
      --------------------------------------------
   Short-term debt                                      (205.0)          (205.0)          (140.0)          (140.0)
   -----------------------------------------------
   Surplus notes due to LNC                           (1,250.0)        (1,022.1)        (1,250.0)        (1,335.1)
   -----------------------------------------------
   Derivatives                                            17.4             (4.0)            25.5             18.2
   -----------------------------------------------
   Investment commitments                                   --             (0.8)              --              (.6)
   -----------------------------------------------
   Separate account assets                            46,105.1         46,105.1         36,907.0         36,907.0
   -----------------------------------------------
   Separate account liabilities                      (46,105.1)       (46,105.1)       (36,907.0)       (36,907.0)
   -----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.
13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity
    Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $60,400,000 and $76,700,000 in 1999 and 1998, respectively, and override commissions and operating expense allowances of $61,600,000 in 1997. LLAD incurred expenses of $113,400,000, $102,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    $5,500,000 in 1999, 1998 and 1997, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.
    Cash and short-term investments at December 31, 1999 and 1998 include the Company's participation in a short-term investment pool with LNC of $390,300,000 and $383,600,000, respectively. Related investment income amounted to $16,700,000, $16,800,000 and $15,500,000 in 1999, 1998 and 1997,
    respectively. Short-term loan payable to parent company at December 31, 1999 and 1998 represent notes payable to LNC.
    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $49,400,000, $92,100,000 and $48,500,000 in 1999, 1998 and 1997, respectively.
    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                           YEAR ENDED DECEMBER 31
                           1999     1998     1997
                           ------------------------
                           (IN MILLIONS)
                           ------------------------
   Insurance assumed       $ 19.7   $ 13.7   $ 11.9
   ----------------------
   Insurance ceded          777.6    290.1    100.3

    The balance sheets include reinsurance balances with affiliated companies as follows:

                             DECEMBER 31
                             1999           1998
                             -----------------------
                             (IN MILLIONS)
                             -----------------------
   Future policy benefits
   and claims assumed
                             $  413.7       $  197.3
   ------------------------
   Future policy benefits
   and claims ceded           1,680.4        1,125.0
   ------------------------
   Amounts recoverable on
   paid and unpaid losses       146.4           84.2
   ------------------------
   Reinsurance payable on
   paid losses                    8.8            6.0
   ------------------------
   Funds held under
   reinsurance treaties --
   net liability              2,106.4        1,375.4
   ------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $917,300,000 and $318,300,000 at December 31, 1999 and 1998,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1999 and 1998, LNC had guaranteed $818,900,000 and $237,000,000, respectively, of these letters of credit. At December 31, 1999 and 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $118,800,000 and $122,400,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    value changes are borne entirely by the policyholder.
    Separate account premiums, deposits and other considerations amounted to $4,572,600,000, $3,953,300,000 and $4,821,800,000 in 1999, 1998 and 1997,
    respectively. Reserves for separate accounts with assets at fair value were $45,198,900,000 and $36,145,900,000 at December 31, 1999 and 1998,
    respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999       1998           1997
                                                                 -----------------------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------------------
   Transfers as reported in the Summary of Operations of the
   various separate accounts:
     Transfers to separate accounts                              $ 4,573.2  $ 3,954.9      $ 4,824.0
   ------------------------------------------------------------
     Transfers from separate accounts                             (4,933.8)  (4,069.8)      (2,943.8)
   ------------------------------------------------------------  ---------  ---------      ---------
   Net transfers to (from) separate accounts as reported in the
   Summary of Operations                                         $  (360.6) $  (114.9)     $ 1,880.2
   ------------------------------------------------------------  =========  =========      =========

15. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company and its operating subsidiaries redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.
    For the year ended December 31, 1999, the Company identified expenditures of $39,500,000 to address this issue. This brings the expenditures for 1996 through 1999 to $75,300,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.
    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.
    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

                                         /s/ Ernst & Young LLP

January 31, 2000

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